As filed with the Securities and Exchange Commission on May 30, 2014
                        Securities Act File No. 33-37458
                    Investment Company Act File No. 811-06199

--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ___________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 67                                     [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No. 68                                                    [X]

                        (Check appropriate box or boxes.)

                      BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                1201 N. Calvert Street, Baltimore, Maryland 21202
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (410) 837-3234

                             Capitol Services, Inc.
              1675 S. State Street, Suite B, Dover, Delaware 19901
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

                                 WITH COPIES TO:
                                 ---------------

                                 John H. Lively
              The Law Offices of John H. Lively & Associates, Inc.
                    A member firm of The 1940 Act Law Group(TM)
                     11300 Tomahawk Creek Parkway, Ste. 310
                              Leawood, Kansas 66211

         Approximate Date of Proposed        As soon as practicable after the
           Public Offering:                    effective date of this filing.

It is proposed that this filing will become effective: (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b);
     [ ] on ______ (date) pursuant to paragraph (b);
     [X] 60 days after filing pursuant to paragraph (a)(1);
     [ ] on ______ (date) pursuant to paragraph (a)(1);
     [ ] 75 days after filing pursuant to paragraph (a)(2); or
     [ ] on ______ (date) pursuant to paragraph (a)(2) of rule 485.

                      BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
The Brown Capital Management Small Company Fund
The Brown Capital Management International Equity Fund
The Brown Capital Management Mid-Cap Fund
  -Part A -- Institutional Shares / Investor Shares Prospectuses
  -Part B -- Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index

                                     PART A
                                     ------

                                    FORM N-1A

[LOGO OF BROWN CAPITAL MANAGEMENT]

     BROWN CAPITAL MANAGEMENT

               PROSPECTUS

                                                                    MID-CAP FUND
                                                    Institutional Shares (BCMIX)

                                                              SMALL COMPANY FUND
                                                    Institutional Shares (BCSSX)

                                                                   July 29, 2014

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank. You should read the prospectus carefully before you invest or send money.

This prospectus includes information about the Institutional Shares of two BROWN CAPITAL MANAGEMENT MUTUAL FUNDS (each a "Fund" and collectively, "Funds") - each equity funds:

o THE BROWN CAPITAL MANAGEMENT MID-CAP FUND (Institutional Shares), and Cusip Number 115291783
    NASDAQ Symbol BCMIX

o THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND, (Institutional Shares) Cusip Number 115291403
    NASDAQ Symbol BCSSX

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SUMMARY .....................................................................  1
INVESTMENT OBJECTIVES ....................................................... 12
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.................................... 14
MANAGEMENT OF THE FUNDS ..................................................... 19
THE INVESTMENT ADVISOR ...................................................... 19
THE ADMINISTRATOR AND TRANSFER AGENT ........................................ 23
INVESTING IN THE FUNDS ...................................................... 23
MINIMUM INVESTMENT .......................................................... 24
OTHER IMPORTANT INVESTMENT INFORMATION ...................................... 31
DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................... 31
FINANCIAL HIGHLIGHTS ........................................................ 32

SUMMARY

THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

INVESTMENT OBJECTIVE. The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.

FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)                          Institutional
                                                                   Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price) ................................ None
Redemption Fee (as a percentage of amount redeemed) .................. None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------------------------------------
Management Fees ......................................................  0.75%
Distribution and/or Service (12b-1) Fees .............................  None
Other Expenses .......................................................  0.XX%
Acquired Fund Fees and Expenses ......................................  0.XX%
Total Annual Fund Operating Expenses(1) ..............................  X.XX%
  Fee Waivers and/or Expense Reimbursements(2) ....................... (0.XX%)
Total Annual Fund Operating Expenses After
  Waivers and/or Expense Reimbursements(1,2) .........................  0.XX%
--------------------------------------------------------------------------------

  1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

  2. Brown Capital Management, (the "Advisor") has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

      Example. This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                          1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES       $XXX           $XXX           $XXX           $X,XXX
--------------------------------------------------------------------------------

      Portfolio Turnover. The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund's performance. During the most recent fiscal year, the Mid-Cap Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES.

Objective

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies. The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor considers a company to be a "mid-cap" company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap(R) Growth Index. On June 30, 2014, the market value of companies in the Russell Midcap(R) Growth Index ranged from approximately $_____ million to approximately $____ billion. The Mid-Cap Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. They believe exceptional companies save time, lives, money and headache and provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

As a benchmark agnostic manager, the Advisor sources ideas from many places: personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team cross-pollination, and industry conferences, among others. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all the team members. The research performed demonstrates the Advisor's belief that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

The foundation of the Advisor's investment process is fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. This analysis represents a significant part of the Advisor's investment approach. Valuation analysis is also part of the Advisor's investment process predicated largely on the growth inputs from the aforementioned fundamental research to create a company specific risk premium that, when combined with a risk free rate (5-year Treasury yield), provides the Advisor insights on potential buy and sell P/E multiples.

The Advisor constructs the Mid-Cap Fund's portfolio to generally be fully invested with no more than 3% in cash. The Advisor believes these general guidelines, a diversified portfolio of 40-60 companies and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid-Cap Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective. Generally, the Mid-Cap Fund will be subject to the following risks:

   o MARKET RISK: Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Mid-Cap Fund on a daily basis, and, as result, such movements may negatively affect the Mid-Cap Fund's net asset value.

   o INVESTMENT STYLE RISK: The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

   o INVESTMENT ADVISOR RISK: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

   o MARKET SECTOR RISK: The percentage of the Mid-Cap Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

   o EQUITY SECURITIES RISK: To the extent that the majority of the Mid-Cap Fund's portfolio consists of common stocks, it is expected that the Mid-Cap Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

   o WARRANTS RISK: The Mid-Cap Fund may invest in warrants. A warrant gives the Mid-Cap Fund the right to buy a stock and specifies the amount of the underlying stock, the purchase (or "exercise") price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Mid-Cap Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

   o CONVERTIBLE SECURITIES RISK: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

   o PREFERRED SECURITIES RISK: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

   o MID-CAP COMPANIES RISK: Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

PERFORMANCE INFORMATION. The bar chart and table shown below provide an indication of the risks of investing in the Mid-Cap Fund by showing changes in the Mid-Cap Fund's performance from year to year and by showing how the Mid-Cap Fund's average annual total returns compare to that of two broad-based securities market indexes. The Mid-Cap Fund's past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future. Updated information on the Mid-Cap Fund's results can be obtained by visiting: http://www.browncapital.com/mid-funds-overview-institutional.html.

                              CALENDAR YEAR RETURNS

             [BAR CHART]

                    QUARTERLY RETURNS DURING THIS TIME PERIOD

--------------------------------------------------------------------------------
    Highest return for a quarter                     XX.XX%        Quarter ended
                                                                   _____, 20XX
--------------------------------------------------------------------------------
    Lowest return for a quarter                      -X.XX%        Quarter ended
                                                                   _____, 20XX
--------------------------------------------------------------------------------
Year-to-date return as of most recent quarter        XX.XX%        Quarter ended
                                                                   _____, 20XX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SINCE
         AVERAGE ANNUAL TOTAL RETURNS                  PAST 1       INCEPTION
        PERIODS ENDED DECEMBER 31, 2013                 YEAR       (12/15/2011)
--------------------------------------------------------------------------------
Mid-Cap Fund (Institutional Shares)
  Before taxes                                         XX.XX%         XX.XX%
  After taxes on distributions                         XX.XX%         XX.XX%
  After taxes on distributions and sale of shares       X.XX%         XX.XX%
--------------------------------------------------------------------------------
S&P MidCap 400(R) Index                                XX.XX%         XX.XX%
--------------------------------------------------------------------------------
Russell Midcap(R) Growth Index                         XX.XX%         XX.XX%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT.

      Investment Advisor. Brown Capital Management, LLC is the Mid-Cap Fund's Investment Advisor.

      Portfolio Managers. The Mid-Cap Fund is team-managed by Eddie C. Brown (Chairman, CEO and Founder of the Advisor), Walton D. Pearson (Managing Director and Senior Portfolio Manager of the Advisor), and Daman C. Blakeney (Managing Director/Senior Portfolio Manager of the Advisor). Mr. Brown and Mr. Baker have each served as portfolio manager for the Mid-Cap Fund since its inception in 2002; Mr. Pearson has served as portfolio manager since 2005; and Mr. Blakeney has served as portfolio manager since 2009.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled "Purchase and Sale of Fund Shares," "Tax Information," and "Payments to Broker-Dealers and Other Financial
Intermediaries" on page 11 of the prospectus.

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

INVESTMENT OBJECTIVE. The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.

FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)                          Institutional
                                                                   Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price) ................................ None
Redemption Fee (as a percentage of amount redeemed) .................. None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------------------------------------
Management Fees ...................................................... 1.00%
Distribution and/or Service (12b-1) Fees ............................. None
Other Expenses ....................................................... 0.XX%
Acquired Fund Fees and Expenses(1) ................................... 0.XX%
Total Annual Fund Operating Expenses(1,2) ............................ X.XX%
--------------------------------------------------------------------------------

  1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

  2. The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

      Example. This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                          1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES       $XXX           $XXX           $XXX           $X,XXX
--------------------------------------------------------------------------------

      Portfolio Turnover. The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund's performance. During the most recent fiscal year, the Small Company Fund's portfolio turnover rate was _______% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES.

Objective

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies"). The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. Exceptional companies can save time, lives, money and headache and may provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Adviser believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

The Advisor believes that small company investing is unconventional for many reasons, paramount among them early identification of and investment in exceptional small companies that have the wherewithal to become exceptional larger companies. In conjunction with the utilization of a benchmark agnostic approach, the portfolio team builds a portfolio without any consideration of a benchmark. This begins with sourcing ideas, which may come from anywhere: personal reading, competitors of current or prospective holdings, experiences as consumers, observations of trends, periodic screens, portfolio team cross-pollination, attending investment conferences, among others. Companies eligible for investment typically retain no more than $250 million in revenue and save, time, lives money, headaches or offers consumers an exceptional value proposition. Investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

The Advisor's investment process is driven by fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. The Advisor also employs analysis that contains elements of traditional dividend discount and earnings yield models.

The Advisor selects companies for the Small Company Fund's portfolio with diversification in mind as one means to reduce risk. The Small Company Fund's 40-65 holdings are allocated among six custom sectors to accommodate the benchmark agnostic program:

      o   Business Services
      o   Consumer Related
      o   Industrial Products & Systems
      o   Information/Knowledge Management
      o   Medical/Healthcare
      o   Miscellaneous

The Advisor intends to limit its allocation to any sector to 33% of the Small Company Fund's assets.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

   o MARKET RISK: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company's net asset value.

   o INVESTMENT STYLE RISK: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

   o INVESTMENT ADVISOR RISK: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

   o MARKET SECTOR RISK: The percentage of the Small Company Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

   o EQUITY SECURITIES RISK: To the extent that the majority of the Small Company Fund's portfolio consists of common stocks, it is expected that the Small Company Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

   o WARRANTS RISK: The Small Company Fund may invest in warrants. A warrant gives the Small Company Fund the right to buy a stock and specifies the amount of the underlying stock, the purchase (or "exercise") price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Small Company Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

   o CONVERTIBLE SECURITIES RISK: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

   o PREFERRED SECURITIES RISK: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

   o SMALL COMPANIES RISK: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

PERFORMANCE INFORMATION. The bar chart and table shown below provide an indication of the risks of investing in the Small Company Fund by showing changes in the Small Company Fund's performance from year to year and by showing how the Small Company Fund's average annual total returns compare to that of two broad-based securities market indexes. The Small Company Fund's past performance is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund's results can be obtained by visiting http://www.browncapital.com/small-funds-overview%20institutional.html.

                              CALENDAR YEAR RETURNS

[BAR CHART]

                    QUARTERLY RETURNS DURING THIS TIME PERIOD

--------------------------------------------------------------------------------
    Highest return for a quarter                     XX.XX%        Quarter ended
                                                                   _____, 20XX
--------------------------------------------------------------------------------
    Lowest return for a quarter                      -X.XX%        Quarter ended
                                                                   _____, 20XX
--------------------------------------------------------------------------------
Year-to-date return as of most recent quarter        XX.XX%        Quarter ended
                                                                   _____, 20XX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SINCE
         AVERAGE ANNUAL TOTAL RETURNS                  PAST 1       INCEPTION
        PERIODS ENDED DECEMBER 31, 2013                 YEAR       (12/15/2011)
--------------------------------------------------------------------------------
Small Company Fund (Institutional Shares)
  Before taxes                                         XX.XX%         XX.XX%
  After taxes on distributions                         XX.XX%         XX.XX%
  After taxes on distributions and sale of shares      XX.XX%         XX.XX%
--------------------------------------------------------------------------------
Russell 2000(R) Index                                  XX.XX%         XX.XX%
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index                           XX.XX%         XX.XX%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT.

      Investment Advisor. Brown Capital Management, LLC is the Small Company Fund's Investment Advisor.

      Portfolio Managers. The Small Company Fund is team-managed by Keith A. Lee (President and Chief Operating Officer of the Advisor), Robert E. Hall (Managing Director and Senior Portfolio Manager of the Advisor), Kempton M. Ingersoll (Managing Director and Senior Portfolio Manager of the Advisor), Amy Y. Zhang (Managing Director and Senior Portfolio Manager of the Advisor), Damien Davis (Portfolio Manager of the Advisor), and Andrew J. Fones (Portfolio Manager and Senior Analyst of the Advisor). Mr. Lee and Mr. Hall have each served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Ingersoll has served as portfolio manager since 2000; Ms. Zhang has served as portfolio manager since 2002; Mr. Davis has served as portfolio manager since 2013; and Mr. Fones has served as portfolio manager since 2014.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled "Purchase and Sale of Fund Shares," "Tax Information," and "Payments to Broker-Dealers and Other Financial
Intermediaries" on page 11 of the prospectus.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

PURCHASE AND SALE OF FUND SHARES. Each Fund's minimum initial investment is $500,000 for Institutional Shares. Each Fund's minimum subsequent investment is $500 ($100 under an automatic investment plan).

Purchase and redemption orders by mail should be sent to the Brown Capital Management Mutual Funds, specifying Fund name and share class, c/o ALPS Fund Services, Inc., P.O. Box 1466, Denver, Colorado 80201. Redemption orders by facsimile should be transmitted to 1-866-205-1499. Please call the Funds at 1-877-892-4BCM (1-877-892-4226) to conduct telephone transactions or to receive wire instructions for bank wire orders. The Funds have also authorized certain broker-dealers to accept purchase or redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

SPECIAL NOTE REGARDING THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND: The Brown Capital Management Small Company Fund is closed to new investors as of October 18, 2013. The closure applies to new investors that would normally purchase shares of the Fund directly or through financial intermediaries although exceptions may be permitted for financial advisors trading through omnibus platforms. Existing shareholders as of October 18, 2013, the Fund's closing date, are permitted to make additional investments in any account that held shares of the Fund on that date. The closure is consistent with the Advisor's commitment to protect the interest of the Fund's investments and to ensure that the Fund can be managed effectively for its shareholders. For additional information regarding certain allowable new accounts or questions concerning the closure to new investors, please call the Fund toll-free at 1.877.892.4BCM. The Fund reserves the right to reopen to new investors in the future.

TAX INFORMATION. The Funds' distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement (in such arrangement taxes will be deferred until a later time), such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

THE FUNDS

INVESTMENT OBJECTIVES

The investment objective of The Brown Capital Management Mid-Cap Fund and The Brown Capital Management Small Company Fund is long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments for the equity funds. Each of the Funds is a diversified series of Brown Capital Management Mutual Funds ("Trust").

The Funds' investment objectives will not be changed without shareholder approval.

Principal Investment Strategy

THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

Objective

Under normal market conditions, the Mid-Cap Fund will invest at least 80% of its total assets in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders. The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor considers a company to be a "mid-cap" company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap(R) Growth Index. On June 30, 2014, the market value of companies in the Russell Midcap(R) Growth Index ranged from approximately $_____ million to approximately $____ billion. The Mid-Cap Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. They believe exceptional companies save time, lives, money and headache and provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

As a benchmark agnostic manager, the Advisor sources ideas from many places: personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team cross-pollination, and industry conferences, among others. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all the team members. The research performed demonstrates the Advisor's belief that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

The Advisor has employed this investment approach since 1983.

Companies are researched, initially by one of the portfolio team members who takes responsibility for performing a thorough review, analysis and evaluation of company financial and non-financial information and conducting industry analysis with emphasis on competitive forces and standings. The analytical process includes a detailed quantitative analysis of financial information (construction of our own balance sheet, income statement, statement of cash flows and incorporating this information into our proprietary utilization model) as well as a qualitative review of the company (assessment of management and its ability to execute its growth strategy, sustainability and durability of the revenue stream, improving asset utilization, the prospect of profit margin expansion and other company specific criteria) that seeks to leverage the deep industry experience of team members. Information is generally gathered from all available sources including, but not limited to, annual reports and other SEC filings, press releases, company websites, industry reports, conference calls and presentations.

The report disseminated to team members is a 4-6 page recommendation summarizing the aforementioned findings in a context to address the four primary criteria. Pursuant to a thorough review, the team meets to discuss the merits of the company often driving spirited discussion. Team members are expected to prepare themselves in a manner that makes clear their position on the company - for or against. The discussion typically yields additional questions that require the team member to perform additional research. While it is not mandatory that prospective companies are visited in advance, discussions by telephone are common. Once the incremental research is performed, the team reaches a decision. While consensus is not mandatory, it is typical as expectations around satisfaction of the four primary criteria are universally understood. Should there not be consensus, the portfolio team coordinator makes the final decision and the company is either added to the portfolio, inventory or no longer monitored.

The foundation of the Advisor's investment process is fundamental analysis that principally includes: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. This analysis represents approximately a significant part of the Advisor's investment approach. Companies are identified through Advisor-developed quantitative screens that include: historical EPS growth; return on equity; and debt-to-total capital. The Advisor may also identify companies for potential investment through a number of other means including: external research sources; investment conferences; in-office management visits; and industry trends. Critical to the Advisor's assessment of a company's future growth prospects is an understanding of what internal and external factors drove the company's historical revenue and earnings growth. Therefore, regardless of the method of discovery, the Advisor begins by conducting extensive and thorough analysis of the company's financial and operating results over the past three to five years. The primary focus of its fundamental analysis, however, is to look forward over the next three to five year period. The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth. When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate during the evaluation period of the next three to five years, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is also part of the Advisor's investment process predicated largely on the growth inputs from the aforementioned fundamental research to create a company specific risk premium that, when combined with a risk free rate (5-year Treasury yield), provides the Advisor insights on potential buy and sell P/E multiples. Since the valuation methodology incorporates the use of the prevailing level of interest rates, the Advisor is generally willing to "pay" more for future growth in a low interest rate environment, and is generally willing to "pay" less for future growth in a high interest rate environment, all other things being equal. In applying the valuation analysis, the Advisor seeks to determine a reasonable price to pay for growth based on: the current risk free return on could earn on the five year Treasury bond; the business risk of the company; and projected earnings growth over the three to five year evaluation horizon.

The Advisor constructs the Mid-Cap Fund's portfolio to generally be fully invested with no more than 3% in cash. The Advisor believes these general guidelines may reduce portfolio risk. The Mid-Cap Fund's portfolio is constructed to achieve adequate diversification by investing in companies across many industries and economic sectors. Consistent with the Advisor's investment process, the average intended holding period for companies is long-term (three to five years).

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid-Cap Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of a company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable. The implementation is simple, yet effective, in that given the level of research dedicated to the long-term evaluation horizon, the majority of companies are sold due to a change in fundamentals, meaning the investment thesis utilized at the time of purchase, no longer meets the portfolio team's expectations. The Advisor seeks to identify promptly any projects that were too optimistic or markets that did not develop as expected. On the upside, a company may deliver on all expectations and be overvalued relative to future growth prospects or trimmed or replaced due to newer ideas.

Principal Investment Strategy

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND ("Small Company Fund") invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies"). The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. Exceptional companies can save time, lives, money and headache and may provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Adviser believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

The Advisor believes that small company investing is unconventional for many reasons, paramount among them early identification of and investment in exceptional small companies that have the wherewithal to become exceptional larger companies. In conjunction with the utilization of a benchmark agnostic approach, the portfolio team builds a portfolio without any consideration of a benchmark. This begins with sourcing ideas, which may come from anywhere: personal reading, competitors of current or prospective holdings, experiences as consumers, observations of trends, periodic screens, portfolio team cross-pollination, attending investment conferences, among others. Companies eligible for investment typically retain no more than $250 million in revenue and save, time, lives money, headaches or offers consumers an exceptional value proposition. Investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

The Advisor's investment process is driven by fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. The Advisor also employs analysis that contains elements of traditional dividend discount and earnings yield models.

The Advisor has employed this investment approach since 1983.

Companies are researched, initially by one of the portfolio team members who takes responsibility for performing a thorough review, analysis and evaluation of company financial and non-financial information and conducting industry analysis with emphasis on competitive forces and standings. The analytical process includes a detailed quantitative analysis of financial information (construction of our own balance sheet, income statement, statement of cash flows and incorporating this information into our proprietary utilization model) as well as a qualitative review of the company (assessment of management and its ability to execute its growth strategy, sustainability and durability of the revenue stream, improving asset utilization, the prospect of profit margin expansion and other company specific criteria) that seeks to leverage the deep industry experience of team members. Information is generally gathered from all available sources including, but not limited to, annual reports and other SEC filings, press releases, company websites, industry reports, conference calls and presentations.

The report disseminated to team members is a 4-6 page recommendation summarizing the aforementioned findings in a context to address the four primary criteria. Pursuant to a thorough review, the team meets to discuss the merits of the company often driving spirited discussion. Team members are expected to prepare themselves in a manner that makes clear their position on the company - for or against. The discussion typically yields additional questions that require the team member to perform additional research. While it is not mandatory that prospective companies are visited in advance, discussions by telephone are common. Once the incremental research is performed, the team reaches a decision. While consensus is not mandatory, it is typical as expectations around satisfaction of the four primary criteria are universally understood. Should there not be consensus, the portfolio team coordinator makes the final decision and the company is either added to the portfolio, inventory or no longer monitored.

Pursuant to rigorous fundamental research and team approval, portfolios are often built opportunistically establishing full positions over time. For example, should the portfolio team decide to purchase a company in the portfolio up to 2.5% to 3.0%, the initial purchase might be 1.0% to 1.5%. A dividend discount model is often utilized to determine an appropriate pricing range for purchases, sales, addition to or reducing positions. Importantly, the portfolio team builds portfolios consistent with the Advisor's benchmark agnostic approach, meaning sector and securities of the benchmark are not taken into any consideration when establishing, adding to or reducing position sizes.

The Advisor selects companies for the Small Company Fund's portfolio with diversification in mind as one means to reduce risk. The Small Company Fund's 40-65 holdings are allocated among six custom sectors to accommodate the benchmark agnostic program:

      o   Business Services
      o   Consumer Related
      o   Industrial Products & Systems
      o   Information/Knowledge Management
      o   Medical/Healthcare
      o   Miscellaneous

The Advisor intends to limit its allocation to any sector to 33% of the Small Company Fund's assets.

Under normal market conditions the portfolio allocation range for the Small Company Fund will be:

                                 % of Total Assets
                                 -----------------
Equity securities                    80 - 99%
Money market                          1 - 20%
instruments

The Advisor employs analysis that contain elements of traditional dividend discount and earnings yield models; establishes relative valuation for equity markets; and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor believes that a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for: sustainable revenue growth; adequate resources to establish and defend a viable product or service market, and market share; sufficient profitability to support long term growth; and management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable. The implementation is simple, yet effective, in that given the level of research dedicated to the long-term evaluation horizon, the majority of companies are sold due to a change in fundamentals, meaning the investment thesis utilized at the time of purchase, which often changes meaningfully over time in growing small companies, can no longer meet the team's expectations. The Advisor also seems to identify promptly any projections that were too optimistic or markets that did not develop as expected. On the upside, a company may deliver on all expectations and be overvalued relative to future growth prospects or be trimmed or replaced due to newer ideas.

This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Generally the Funds will be subject to the following additional risks:

MARKET RISK. Market risk refers to the possibility that the value of equity securities held by the Funds may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds' portfolios) may decline, regardless of their long-term prospects. The Fund's performance per share may change daily in response to such factors.

INVESTMENT STYLE RISK. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. The returns from the types of stocks purchased by the Funds may at times be better or worse than the returns from other types of stocks (e.g., large-cap, mid-cap, growth, value, etc.). Each type of stock tends to go through cycles of performing better or worse than the stock market in general. The performance of the Funds may thus be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

INVESTMENT ADVISOR RISK. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Funds to achieve their investment objectives.

MARKET SECTOR RISK. The percentage of each Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on each Fund's performance.

EQUITY SECURITIES RISK. To the extent that the majority of each Fund's portfolio consists of common stocks, it is expected that each Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

WARRANTS RISK. To the extent the Funds invest in warrants, they will be subject to certain risks. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

CONVERTIBLE SECURITIES RISK. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

PREFERRED SECURITIES RISK. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

FUND SPECIFIC RISK FACTORS

Mid-Cap Fund

MID-CAP COMPANIES RISK. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Mid-Cap Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Small Company Fund

The Small Company Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small companies.

SMALL COMPANIES RISK. Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small companies usually have more limited marketability and therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Additionally, small companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and there typically is less publicly available information concerning small companies than for larger, more established companies.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Small Company Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

OTHER INVESTMENT POLICIES

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and, to the extent permitted by applicable law and a Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of a Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent a Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, each Fund may also hold money market or repurchase agreement instruments for funds awaiting investment to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

An investment in one of the Funds should not be considered a complete investment program. Whether one of the Funds is an appropriate investment for an investor will depend largely on his/her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles likely will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds may, from time to time, make available portfolio holdings information at the following website, www.browncapital.com, including the complete portfolio holdings as of the end of each calendar month. This information is generally posted to the website within three business days of the end of each calendar month and remains available until new information for the next calendar month is posted. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

The Funds' investment advisor is Brown Capital Management, LLC, 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to advisory contracts with the Trust on behalf of the Funds. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. Subject to the authority of Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor manages the investment and reinvestment of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

The Advisor, which was originally organized as a Maryland corporation in 1983 and converted to a Maryland limited liability company in 2011, is controlled by Eddie C. Brown. Mr. Brown's ownership interest in the Advisor is 50% and Mr. Keith Lee, President and Chief Operating Officer of the Advisor, owns 25% of the Advisor. Other officers and managers of the Advisor own the remaining 25%.

The Advisor has been managing each of the Funds since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. As of June 30, 2014, the Advisor had approximately $________ billion in assets under management.

The Funds will be managed primarily by a portfolio management team consisting of the following:

------------------------------------------------------------------------------------------------------------------
      FUND               PORTFOLIO MANAGER                           WORK EXPERIENCE
------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund              Management Team        The Fund is team-managed. Mr. Brown is Chairman, CEO
                                                 and Founder of the Advisor. Mr. Brown has been with the
                                                 Advisor since its inception in 1983. Walton D. Pearson and
                                                 Daman C. Blakeney work together with Mr. Brown to manage
                                                 the Mid-Cap Fund. Mr. Pearson, Managing Director and
                                                 Senior Portfolio Manager, joined the Advisor in 2005. Prior to this, Mr. Pearson was a Managing Director and Senior
                                                 Portfolio Manager at Putnam Investment from 2003 to 2005.
                                                 From 1993 to 2003, he served as Senior Vice President and
                                                 Senior Portfolio Manager for Alliance Capital Management.
                                                 Mr. Blakeney, Managing Director/Senior Portfolio Manager,
                                                 joined the Advisor in 2008 and became a Senior Portfolio
                                                 Manager in 2009. Prior to this, Mr. Blakeney was an Equity
                                                 Analyst at Voyageur Asset Management, Inc., from 2005 to
                                                 2008 and an Equity Research Analyst at Victory Capital
                                                 Management Inc. from 1999 to 2005.
------------------------------------------------------------------------------------------------------------------
Small Company Fund        Management Team        The Fund is team managed. Keith A. Lee is President and Chief
                                                 Operating Officer and has been a portfolio manager of the
                                                 Advisor since 1991. Mr. Lee works with Robert E. Hall,
                                                 Kempton Ingersol, Amy Zhang, Damien Davis, and Andrew J.
                                                 Fones in the management of the fund. Mr. Hall, Managing
                                                 Director and Senior Portfolio Manager, joined the Advisor in
                                                 1993. Prior to this, Mr. Hall was an Investment Advisor at the
                                                 Investment Center from 1990 to 1993. From 1983 to 1989, Mr.
                                                 Hall was an Advisor and Portfolio Manager for Emerging Growth
                                                 Partners. Mr. Ingersol, Managing Director and Senior Portfolio
                                                 Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as
                                                 Brown Capital Management's Marketing Director in the Texas
                                                 Region. Prior to that, he was an Investment Banker at Dain
                                                 Rauscher Incorporated and Grigsby Brandford & Company from
                                                 1997 to 1999 and 1994 to 1997, respectively. Ms. Zhang,
                                                 Managing Director and Senior Portfolio Manager, joined the
                                                 Advisor in 2002. Prior to joining the Advisor, Ms. Zhang was an analyst at Epsilon Investment Management LLC and Templeton from 1999 to 2002 and 1998 to 1999, respectively. Mr. Davis,
                                                 Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school.
                                                 He returned to the Advisor in 2010 as a research analyst and became a portfolio manager in 2013. Mr. Fones, Portfolio
                                                 Manager and Senior Analyst, joined the Adviser in January 2014.
                                                 Prior to joining the Advisor, Mr. Fones was an analyst at T. Rowe
                                                 Price from 2010 to 2013 and an analyst at UBS from 2001 to
                                                 2013. Mr. Fones is a member of the CFA Institute.
------------------------------------------------------------------------------------------------------------------

The Fund's SAI provides additional information about the portfolio managers, their compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

THE ADVISOR'S COMPENSATION. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each of the Funds' average daily net assets at the annual rate of:

     MID-CAP FUND:
     0.75% on all assets

     SMALL COMPANY FUND:
     1.00% on all assets

The amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year ended March 31, 2014 was as follows:

                               Fees Paid to the Advisor
    Fund                       as a Percentage of Assets
    ----                       -------------------------
Mid-Cap Fund                           _____%
Small Company Fund                     _____%

DISCLOSURE REGARDING APPROVAL OF THE ADVISORY CONTRACTS. A discussion regarding the Trustees' basis for approving the renewal of the advisory contracts on behalf of the Mid-Cap Fund and the Small Company Fund is available in the Funds' Annual Report to shareholders for the fiscal year ended March 31, 2014. You may obtain a copy of these Reports, free of charge, upon request to the Funds.

EXPENSE LIMITATION AGREEMENTS. In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds ("Expense Limitation Agreements"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) are limited to 0.90% of the average daily net assets of the Mid-Cap Fund; and 1.25% of the average daily net assets of the Small Company Fund for the period ending July 31, 2015. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreements, as such term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreements.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three
(3) fiscal years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund's assets exceed $20 million for the Small Company Fund or $15 million for the Mid-Cap Fund; (ii) the particular fund's total annual expense ratio is less than the percentage described above; and
(iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

BROKERAGE PRACTICES. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Funds' shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner that the Advisor believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair and reasonable to the Funds and the participating accounts, with any exceptions to such methods involving the Trust being reported by the Advisor to the Trustees.

The 1940 Act generally prohibits the Funds from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Funds do not engage in principal transactions with any affiliate of the Advisor. The Funds have adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Funds pay to an affiliate of the Advisor does not exceed the industry's customary brokerage commission for similar transactions. In addition, the Funds will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

PAYMENTS TO FINANCIAL INTERMEDIARIES. The Advisor or the Distributor may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services, and certain other marketing support services. The Advisor may make these payments from its own resources. In this context, the term "financial intermediaries" includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, and any other financial intermediary having a selling, administration, or similar agreement with the Advisor or the Distributor.

The Advisor may make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits that the Advisor receives when these payments are made include, among other things, placing the Funds on the financial intermediaries funds sales system, possibly placing the Funds on the financial intermediary's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its "sales shelf"). The Advisor compensates financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments that the Advisor makes may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (Asset-Based Payments). Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The revenue sharing payments the Advisor may make may be also calculated on sales of new shares in the Funds attributable to a particular financial intermediary (Sales-Based Payments). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

The Advisor also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars, or sales or training programs at which the Advisor's personnel may make presentations on the Funds to the financial intermediary's sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

The Advisor is motivated to make the payments described above since they promote the sale of Funds shares and the retention of those investments by clients of financial intermediaries. Although it is expected that an increase in the Funds' assets would benefit shareholders by reducing the expense ratios, there can be no assurance that such benefit will be realized. To the extent financial intermediaries sell more shares of Funds or retain shares of the Funds in their clients' accounts, the Advisor benefits from the incremental management fees paid to the Advisor by the Funds with respect to those assets. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from the Advisor or the Funds, as well as about fees and/or commissions it charges.

THE ADMINISTRATOR AND TRANSFER AGENT

ALPS Fund Services, Inc. ("Administrator") acts as the Funds' administrator, transfer agent and dividend disbursing agent. In the performance of its administrative responsibilities to the Funds, the Administrator coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative and fund accounting services.

THE DISTRIBUTOR

ALPS Distributors, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

ADDITIONAL INFORMATION ON EXPENSES

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of their independent registered public accounting firm and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as each Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUNDS

MINIMUM INVESTMENT

The Funds' Shares are sold and redeemed at net asset value. Institutional Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The minimum initial investment is for Institutional Shares is $500,000 and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). Each of the Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment. The Advisor may, in its sole discretion, aggregate the accounts of clients of registered investment advisers and other financial intermediaries whose clients invest $500,000 in the Funds.

SPECIAL NOTE REGARDING THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND: The Brown Capital Management Small Company Fund is closed to new investors as of October 18, 2013. The closure applies to new investors that would normally purchase shares of the Fund directly or through financial intermediaries although exceptions may be permitted for financial advisors trading through omnibus platforms. Existing shareholders as of October 18, 2013, the Fund's closing date, are permitted to make additional investments in any account that held shares of the Fund on that date. The closure is consistent with the Advisor's commitment to protect the interest of the Fund's investments and to ensure that the Fund can be managed effectively for its shareholders. For additional information regarding certain allowable new accounts or questions concerning the closure to new investors, please call the Fund toll-free at 1.877.892.4BCM. The Fund reserves the right to reopen to new investors in the future.

PURCHASE AND REDEMPTION PRICE

DETERMINING A FUND'S NET ASSET VALUE. The price at which shares are purchased and redeemed is based on the next calculation of a Fund's net asset value after an order is received in good form. An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request, and if applicable, payment in full of the purchase amount. Each Fund's net asset value per share is calculated by dividing the value of the particular fund's total assets, less liabilities (including that fund's expenses, which are accrued daily), by the total number of outstanding shares of that fund. To the extent that any of the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset values of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith by the Advisor in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Funds' total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund's net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor (typically the Advisor is first notified by the Administrator/Transfer Agent) is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds' policies regarding fair value pricing are intended to result in a calculation of the Funds' net asset value that fairly reflects portfolio security values as of the time of pricing. The Funds may use pricing services to help determine fair value. When pricing securities using the fair value guidelines established by the Board of Trustees, the Advisor seeks to assign the value that represents the amount that a Fund might reasonably expect to receive upon a current sale of the securities.

[A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund's normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund's normal pricing procedures. The performance of the Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Fund's normal pricing procedures. To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund's net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. The Advisor will adjust the fair values assigned to securities in the portfolio, to the extent necessary, as soon as market prices become available. The Advisor continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in a Fund's portfolio.]

OTHER MATTERS. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds.

PURCHASING SHARES

You can make purchases directly from the Funds by mail or bank wire. The Funds have also authorized one or more brokers to receive purchase and redemption orders on their behalf and such brokers are authorized to designate other financial intermediaries to receive orders on behalf of the Funds. Such orders will be deemed to have been received by the Funds when an authorized broker or broker-authorized designee receives the order, subject to the order being in good form. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse any request to purchase shares of the Funds for any reason, and (ii) suspend their offering of shares at any time.

REGULAR MAIL ORDERS. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler's checks will not be accepted by the Funds. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the particular Fund(s), Administrator, and Transfer Agent. The particular Fund(s) will charge a $35 fee and may redeem shares of that fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable fund, to:

                BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
                [Name of Fund and Share Class]
                c/o ALPS Fund Services, Inc.
                P.O. Box 1446
                Denver, Colorado 80201

PLEASE REMEMBER TO ADD A REFERENCE TO THE APPLICABLE FUND AND SHARE CLASS ON YOUR CHECK TO ENSURE PROPER CREDIT TO YOUR ACCOUNT. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

BANK WIRE ORDERS. Purchases may also be made through bank wire transfers from your financial institution. To establish a new account or add to an existing account by wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number.

ADDITIONAL INVESTMENTS. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

EXCHANGE FEATURE. You may exchange shares of any of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Institutional Shares may only be exchanged for Institutional Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

STOCK CERTIFICATES. The Funds do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds' share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information. If after opening the investor's account the Funds are unable to verify the investor's identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Funds close an investor's account because the Funds were unable to verify the investor's identity, the Funds will value the account in accordance with the Funds' next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

REGULAR MAIL REDEMPTIONS. Regular mail redemption requests should be addressed to:

                Brown Capital Management Mutual Funds
                [Name of Fund and Share Class]
                c/o ALPS Fund Services, Inc.
                P.O. Box 1446
                Denver, Colorado 80201

Regular mail redemption requests should include the following:

   (1) Your letter of instruction specifying the applicable fund and share class, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);
   (2) Any required Medallion Signature Guarantees (see "Medallion Signature Guarantees" below); and
   (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

TELEPHONE AND BANK WIRE REDEMPTIONS. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (1-866-205- 1499). The confirmation instructions must include the following:

   (1) Designation of Share Class and name of fund (Mid-Cap Fund or Small Company Fund),
   (2) Shareholder(s) name and account number,
   (3) Number of shares or dollar amount to be redeemed,
   (4) Instructions for transmittal of redemption proceeds to the shareholder, and
   (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days on which your financial institution is not open for business. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Funds. See "Medallion Signature Guarantees" below.

Each of the Funds in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns shares of one or more of the Funds valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the particular fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

SMALL ACCOUNTS. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $500,000 due to redemptions, exchanges, or transfers, and not due to market action, upon 30 days' prior written notice. If the shareholder brings his account net asset value up to at least $500,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds' net asset value per share. Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each of the Funds committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of that particular fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of that fund's net asset value at the beginning of such period.

MEDALLION SIGNATURE GUARANTEES. To protect your account and each of the Funds from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

MISCELLANEOUS. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds reserve the right to suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which trading is restricted by the Securities and Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds' portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds' securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage and identify such activity by shareholders of the Funds. The Funds do not accommodate Frequent Trading. Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Advisor.
The Transfer Agent also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading. The Advisor has the discretion to limit investments from an investor that the Advisor believes has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders in that Fund by the Fund's refusal of further purchase and/or exchange orders from such investor.

This policy is intended to apply uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks ("Intermediary Accounts"). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to those Funds. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to that Fund. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. The Advisor currently does not allow exceptions to the policy.

Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund's request, information regarding the intermediaries' customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place.

Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Funds through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of the Funds' shares, there is no guarantee that such trading will not occur.

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

Each Fund intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders at least annually. A Fund's shareholders may elect to take in cash or reinvest in additional Fund shares any dividends from net investment income or capital gains distributions. Although a Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders of a Fund may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems shares in a Fund will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the shares, provided that any loss recognized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of a Fund's foreign tax obligations, provided that you meet certain requirements and the Fund satisfies certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, each Fund may be required to withhold U.S. federal income tax (presently at the rate of 28%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure distributions and sale of shares of a Fund are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds' shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The

Funds have chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds' standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds' standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

General Disclaimer. For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

The financial highlights that follow are intended to help you understand each Fund's financial performance for the periods presented. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the tables below have been derived from audited financial statements of each of the Funds. The financial data in the table for each period have been audited by BBD, LLP, an independent registered public accounting firm, whose reports covering such years are incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference to the SAI, a copy of which may be obtained at no charge by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Further information about the performance of the Funds is contained in the Annual Report of each of the Funds, a copy of which may also be obtained at no charge by calling the Funds.

The Brown Capital Management Mid-Cap Fund

Institutional Shares
(For a Share Outstanding Throughout each Period)

                                            FOR THE
                                              YEAR           FOR THE
                                             ENDED          YEAR ENDED         FOR THE PERIOD
                                            MARCH 31,        MARCH 31,          ENDED MARCH
                                              2014             2013             31, 2012(A)
                                            ---------       ----------         --------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 20.77              $17.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                          (0.01)(b)           (0.01)(b)

  Net realized and unrealized gain
    on investments                                              1.53                3.28
                                                             -------              ------
TOTAL FROM INVESTMENT OPERATIONS                                1.52                3.27
                                                             -------              ------
LESS DISTRIBUTIONS:
  Distributions (from capital gains)                           (0.35)              (0.02)
                                                             -------              ------
TOTAL DISTRIBUTIONS                                            (0.35)              (0.02)
                                                             -------              ------

NET ASSET VALUE, END OF PERIOD                               $ 21.94              $20.77
                                                             =======              ======

TOTAL RETURN (c)                                                7.53%              18.70%(d)

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000s)                             $39,017              $5,948
Average Net Assets for the Period (000s)                     $28,187              $1,884

Ratio of expenses to average net
  assets excluding fee waivers
  and reimbursements                                            1.15%               1.42%(e)(f)
Ratio of expenses to average net
  assets including fee waivers
  and reimbursements                                            0.90%               0.90%(e)
Ratio of net investment loss to
  average net assets                                           (0.03%)             (0.12%)(e)

Portfolio turnover rate                                           29%                 18%(d)(g)

(a) The Fund began offering Institutional Class Shares on December 15, 2011.
(b) Calculated using average shares method.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Not Annualized.
(e) Annualized.

(f) During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.
(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

The Brown Capital Management Small Company Fund

Institutional Shares
(For a Share Outstanding Throughout each Period)

                                            FOR THE
                                              YEAR           FOR THE
                                             ENDED          YEAR ENDED         FOR THE PERIOD
                                            MARCH 31,        MARCH 31,          ENDED MARCH
                                              2014             2013             31, 2012(A)
                                            ---------       ----------         --------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  49.35             $43.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   0.24(b)           (0.08)(b)

  Net realized and unrealized
    gain on investments                                          9.28               6.24
                                                             --------             ------
TOTAL FROM INVESTMENT OPERATIONS                                 9.52               6.16
                                                             --------             ------
LESS DISTRIBUTIONS:
  Distributions (from capital gains)                            (0.81)                 -
                                                             --------             ------
Total Distributions                                             (0.81)                 -
                                                             --------             ------

NET ASSET VALUE, END OF PERIOD                               $  58.06             $49.35
                                                             ========             ======

TOTAL RETURN (c)                                                19.59%             14.26%(d)

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000s)                             $209,600             $5,465
Average Net Assets for the Period (000s)                     $ 85,751             $2,086

Ratio of expenses to average net assets                          1.08%              1.21%(e)(f)

Ratio of net investment loss
  to average net assets                                          0.47%             (0.59%)(e)

Portfolio turnover rate                                            15%                21%(d)(g)

(a) The Fund began offering Institutional Class Shares on December 15, 2011.
(b) Calculated using average shares method.

(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Not Annualized.
(e) Annualized.
(f) During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.
(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2012.

Additional Information

Please see the back cover of this prospectus on how to contact the Funds and how to receive additional information regarding the Funds.

EACH FUND IS A SERIES OF THE
BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-annual Reports to shareholders. The Funds' Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge on the website listed below and upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:

DOCUMENTED:                                        INTERNET:

Brown Capital Management Mutual Funds              www.browncapital.com
c/o ALPS Fund Services, Inc.
P.O. Box 1466
Denver, Colorado 80201

TOLL-FREE TELEPHONE:                               E-MAIL:

1-877-892-4BCM
(1-877-892-4226)                                   information@browncapital.com

Information about the Funds (including each Fund's SAI, financial reports, Form N-Q, and other information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

                  Investment Company Act file number 811-06199

                       [LOGO OF BROWN CAPITAL MANAGEMENT]

                            BROWN CAPITAL MANAGEMENT

[LOGO OF BROWN CAPITAL MANAGEMENT]

    BROWN CAPITAL MANAGEMENT

                    PROSPECTUS

                                                                    MID-CAP FUND
                                                         Investor Shares (BCMSX)

                                                              SMALL COMPANY FUND
                                                         Investor Shares (BCSIX)

                                                       INTERNATIONAL EQUITY FUND
                                                         Investor Shares (BCIIX)

                                                                   July 29, 2014

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank. You should read the prospectus carefully before you invest or send money.

This prospectus includes information about the Investor Shares of the three BROWN CAPITAL MANAGEMENT MUTUAL FUNDS (each a "Fund" and collectively, "Funds")
- all equity funds:

o THE BROWN CAPITAL MANAGEMENT MID-CAP FUND (Investor Shares), Cusip Number 115291809 NASDAQ Symbol BCMSX

o THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND (Investor Shares), and Cusip Number 115291833 NASDAQ Symbol BCSIX

o THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND (Investor Shares) Cusip Number 115291858 NASDAQ Symbol BCIIX

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SUMMARY......................................................................  1
INVESTMENT OBJECTIVES........................................................ 18
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.................................... 25
MANAGEMENT OF THE FUNDS...................................................... 29
THE INVESTMENT ADVISOR....................................................... 29
THE ADMINISTRATOR AND TRANSFER AGENT......................................... 33
INVESTING IN THE FUNDS ...................................................... 33
MINIMUM INVESTMENT .......................................................... 33
OTHER IMPORTANT INVESTMENT INFORMATION....................................... 41
DIVIDENDS, DISTRIBUTIONS, AND TAXES.......................................... 41
FINANCIAL HIGHLIGHTS ........................................................ 42

SUMMARY

THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

INVESTMENT OBJECTIVE. The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.

FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)                        Investor Shares
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)................................ None
Redemption Fee (as a percentage of amount redeemed) ................. None
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------------------------------------------
Management Fees...................................................... 0.75%
Distribution and/or Service (12b-1) Fees ............................ 0.25%
Other Expenses ...................................................... 0.XX%
Acquired Fund Fees and Expenses ..................................... 0.XX%
Total Annual Fund Operating Expenses(1).............................. X.XX%
  Fee Waivers and/or Expense Reimbursements(2) ......................(0.XX%)
Total Annual Fund Operating Expenses After
  Waivers and/or Expense Reimbursements(1,2) ........................ X.XX%
----------------------------------------------------------------------------------

    1. Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

    2. Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three
         (3) fiscal years.

         Example. This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                      1 YEAR          3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INVESTOR SHARES        $XXX            $XXX            $XXX           $X,XXX
--------------------------------------------------------------------------------

      Portfolio Turnover. The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund's performance. During the most recent fiscal year, the Mid-Cap Fund's portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES.

Objective

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies. The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor considers a company to be a "mid-cap" company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap(R) Growth Index. On June 30, 2014, the market value of companies in the Russell Midcap(R) Growth Index ranged from approximately $_____ million to approximately $____ billion. The Mid-Cap Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. They believe exceptional companies save time, lives, money and headache and provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These belie fs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

As a benchmark agnostic manager, the Advisor sources ideas from many places: personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team cross-pollination, and industry conferences, among others. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role . They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all the team members. The research performed demonstrates the Advisor's belief that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns .

The foundation of the Advisor's investment process is fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. This analysis represents a significant part of the Advisor's investment approach. Valuation analysis is also part of the Advisor's investment process predicated largely on the growth inputs from the aforementioned fundamental research to create a company specific risk premium that, when combined with a risk free rate (5-year Treasury yield), provides the Advisor insights on potential buy and sell P/E multiples.

The Advisor constructs the Mid-Cap Fund's portfolio to generally be fully invested with no more than 3% in cash. The Advisor believes these general guidelines, a diversified portfolio of 40-60 companies and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid-Cap Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective. Generally, the Mid-Cap Fund will be subject to the following risks:

    o MARKET RISK: Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securit ies markets . Movements in the stock market may adversely affect the specific securities held by the Mid -Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid-Cap Fund's net asset value.

    o INVESTMENT STYLE RISK: The performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

    o INVESTMENT ADVISOR RISK: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

    o MARKET SECTOR RISK: The percentage of the Mid-Cap Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

    o EQUITY SECURITIES RISK: To the extent that the majority of the Mid-Cap Fund's portfolio consists of common stocks, it is expected that the Mid-Cap Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

    o WARRANTS RISK: The Mid-Cap Fund may invest in warrants. A warrant gives the Mid-Cap Fund the right to buy a stock and specifies the amount of the underlying stock, the purchase (or "exercise") price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Mid-Cap Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

    o CONVERTIBLE SECURITIES RISK: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

    o PREFERRED SECURITIES RISK: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

    o MID-CAP COMPANIES RISK: Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium-sized companies offers potential above -average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to sellin g pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

PERFORMANCE INFORMATION. The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Mid-Cap Fund by showing changes in the Mid-Cap Fund's performance from year to year and by showing how the Mid-Cap Fund's average annual total returns compare to that of two broad-based securitie s market indexes. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The Mid-Cap Fund's past performance is not necessarily an indication of how the Mid-Cap Fund will perform in the future. Updated information on the Mid-Cap Fund's results can be obtained by visiting : http://www.browncapital.com/mid-funds-overview.html.

                              CALENDAR YEAR RETURNS

             [BAR CHART]

                    QUARTERLY RETURNS DURING THIS TIME PERIOD
--------------------------------------------------------------------------------
                                                                 Quarter ended
      Highest return for a quarter                 XX.XX%        _______, 20XX
--------------------------------------------------------------------------------
                                                                 Quarter ended
      Lowest return for a quarter                 -XX.XX%        _______, 20XX
--------------------------------------------------------------------------------
                                                                 Quarter ended
Year-to-date return as of most recent quarter      XX.XX%        June 30, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS                   PAST 1    PAST 5   PAST 10
   PERIODS ENDED DECEMBER 31, 2013                   YEAR     YEARS     YEARS
--------------------------------------------------------------------------------
Mid-Cap Fund
  Before taxes                                      XX.XX%     X.XX%     X.XX%
  After taxes on distributions                      XX.XX%     X.XX%     X.XX%
  After taxes on distributions and sale of shares   XX.XX%     X.XX%     X.XX%
--------------------------------------------------------------------------------
S&P MidCap 400(R) Index                             XX.XX%    XX.XX%    XX.XX%
--------------------------------------------------------------------------------
Russell Midcap(R) Growth Index                      XX.XX%    XX.XX%    XX.XX%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax -deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT.

      Investment Advisor. Brown Capital Management, LLC is the Mid-Cap Fund's Investment Advisor.

      Portfolio Managers. The Mid-Cap Fund is team-managed by Eddie C. Brown (Chairman, CEO and Founder of the Advisor), Walton D. Pearson (Managing Director and Senior Portfolio Manager of the Advisor), and Daman C. Blakeney (Managing Director/Senior Portfolio Manager of the Advisor). Mr. Brown served as portfolio manager for the Mid-Cap Fund since its inception in 2002; Mr. Pearson has served as portfolio manager since 2005; and Mr. Blakeney has served as portfolio manager since 2009.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled "Purchase and Sale of Fund Shares," "Tax Information," and "Payments to Broker-Dealers and Other Financial
Intermediaries" on page 19 of the prospectus.

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

INVESTMENT OBJECTIVE. The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.

FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)                        Investor Shares
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)................................ None
Redemption Fee (as a percentage of amount redeemed) ................. None
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
----------------------------------------------------------------------------------
Management Fees...................................................... 1.00%
Distribution and/or Service (12b-1) Fees ............................ 0.20%
Other Expenses ...................................................... X.XX%
Acquired Fund Fees and Expenses ..................................... X.XX%
Total Annual Fund Operating Expenses(1,2) ........................... X.XX%
----------------------------------------------------------------------------------

     1. Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

     2. Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

         Example. This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                      1 YEAR          3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INVESTOR SHARES        $XXX            $XXX            $XXX           $X,XXX
--------------------------------------------------------------------------------

     Portfolio Turnover. The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund's performance. During the most recent fiscal year, the Small Company Fund's portfolio turnover rate was _____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES.

Objective

The Small Company Fund invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies"). The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. Exceptional companies can save time, lives, money and headache and may provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Adviser believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

The Advisor believes that small company investing is unconventional for many reasons, paramount among them early identification of and investment in exceptional small companies that have the wherewithal to become exceptional larger companies. In conjunction with the utilization of a benchmark agnostic approach, the portfolio team builds a portfolio without any consideration of a benchmark. This begins with sourcing ideas, which may come from anywhere: personal reading, competitors of current or prospective holdings, experiences as consumers, observations of trends, periodic screens, portfolio team cross-pollination, attending investment conferences, among others. Companies eligible for investment typically retain no more than $250 million in revenue and save, time, lives money, headaches or offers consumers an exceptional value proposition. Investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

The Advisor's investment process is driven by fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. The Advisor also employs analysis that contains elements of traditional dividend discount and earnings yield models.

The Advisor selects companies for the Small Company Fund's portfolio with diversification in mind as one means to reduce risk. The Small Company Fund's 40-65 holdings are allocated among six custom sectors to accommodate the benchmark agnostic program:

   o   Business Services
   o   Consumer Related
   o   Industrial Products & Systems
   o   Information/Knowledge Management
   o   Medical/Healthcare
   o   Miscellaneous

The Advisor intends to limit its allocation to any sector to 33% of the Small Company Fund's assets.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Small Company Fund will be successful in meeting its investment objective. Generally, the Small Company Fund will be subject to the following risks:

    o MARKET RISK: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company's net asset value.

    o INVESTMENT STYLE RISK: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

    o INVESTMENT ADVISOR RISK: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

    o MARKET SECTOR RISK: The percentage of the Small Company Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

    o EQUITY SECURITIES RISK: To the extent that the majority of the Small Company Fund's portfolio consists of common stocks, it is expected that the Small Company Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

    o WARRANTS RISK: The Small Company Fund may invest in warrants. A warrant gives the Small Company Fund the right to buy a stock and specifies the amount of the underlying stock, the purchase (or "exercise") price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Small Company Fund loses any amount it paid for the warrant.
         Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

   o CONVERTIBLE SECURITIES RISK: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

   o PREFERRED SECURITIES RISK: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

   o SMALL COMPANIES RISK: Investing in the securities of s mall companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

PERFORMANCE INFORMATION. The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund's performance from year to year and by showing how the Small Company Fund's average annual total returns compare to that of two broad-based securities market indexes. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The Small Company Fund's past performance is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund's results can be obtained by visiting http://www.browncapital.com/small-funds-overview.html.

                              CALENDAR YEAR RETURNS

                                   [BAR CHART]

                    QUARTERLY RETURNS DURING THIS TIME PERIOD
--------------------------------------------------------------------------------
                                                                 Quarter ended
      Highest return for a quarter                 XX.XX%        _______, 20XX
--------------------------------------------------------------------------------
                                                                 Quarter ended
      Lowest return for a quarter                 -XX.XX%        _______, 20XX
--------------------------------------------------------------------------------
                                                                 Quarter ended
Year-to-date return as of most recent quarter      XX.XX%        _______, 20XX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS                   PAST 1    PAST 5   PAST 10
   PERIODS ENDED DECEMBER 31, 2013                   YEAR     YEARS     YEARS
--------------------------------------------------------------------------------
Small Company Fund
  Before taxes                                      XX.XX%     X.XX%    XX.XX%
  After taxes on distributions                      XX.XX%     X.XX%    XX.XX%
  After taxes on distributions and sale of shares   XX.XX%     X.XX%    XX.XX%
--------------------------------------------------------------------------------
Russell 2000(R) Index                               XX.XX%     X.XX%     X.XX%
--------------------------------------------------------------------------------
Russell 2000(R) Growth Index                        XX.XX%     X.XX%     X.XX%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT.

     Investment Advisor. Brown Capital Management, LLC is the Small Company Fund's Investment Advisor.

     Portfolio Managers. The Small Company Fund is team-managed by Keith A. Lee (President and Chief Operating Officer of the Advisor), Robert E. Hall (Managing Director and Senior Portfolio Manager of the Advisor), Kempton M. Ingersol (Managing Director and Senior Portfolio Manager of the Advisor), Amy Y. Zhang (Managing Director and Senior Portfolio Manager of the Advisor), Damien Davis (Portfolio Manager of the Advisor); Andrew J. Fones (Portfolio Manager and Senior Analyst of the Advisor). Mr. Lee and Mr. Hall have each served as portfolio manager for the Small Company Fund since its inception in 1992; Mr. Ingersol has served as portfolio manager since 2000; Ms. Zhang has served as portfolio manager since 2002; Mr. Davis has served as portfolio manager since 2013; and Mr. Fones has served as portfolio manager since 2014.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled "Purchase and Sale of Fund Shares," "Tax Information," and "Payments to Broker-Dealers and Other Financial
Intermediaries" on page 19 of the prospectus.

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE. The International Equity Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.

FEES AND EXPENSES OF THE FUND. These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)                        Investor Shares
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
  (as a percentage of offering price)................................ None
Redemption Fee (as a percentage of amount redeemed
  on shares sold after holding them for less than 60 days)........... 2.00%
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
----------------------------------------------------------------------------------
Management Fees...................................................... 1.00%
Distribution and/or Service (12b-1) Fees ............................ 0.25%
Other Expenses ...................................................... X.XX%
Acquired Fund Fees and Expenses ..................................... X.XX%
Total Annual Fund Operating Expenses(1) ............................. X.XX%
  Fee Waivers and/or Expense Reimbursements(2) ......................(X.XX%)
  Total Annual Fund Operating Expenses After
  Waivers and/or Expense Reimbursements(1,2) ........................ X.XX%
----------------------------------------------------------------------------------

     1. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

     2. Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses ( other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.75% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the International Equity Fund being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.

         Example. This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Equity Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                      1 YEAR          3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INVESTOR SHARES        $XXX            $XXX           $X,XXX          $X,XXX
--------------------------------------------------------------------------------

     Portfolio Turnover. The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund's performance. During the most recent fiscal year, the International Equity Fund's portfolio turnover rate was ______% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES.

Objective

The International Equity Fund invests at least 80% of its assets in the equity securities of non-U.S. based companies, those companies domiciled outside the U.S. The International Equity Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor seeks to build a portfolio of exceptional companies, across the capitalization range. The International Equity Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. Exception companies can save time, lives, money and headache and may provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Adviser believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

As a benchmark agnostic manager, the Advisor sources ideas from many places: personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team cross-pollination, and industry conferences, among others. As an all-cap international portfolio, eligible companies are domiciled outside of the U.S. with a float of a least $100 million, which includes U.S. listed securities domiciled outside the U.S., that demonstrate an ability to save time, lives, money, headaches or offer consumers an exceptional value proposition. Investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all the team members.

The Advisor believes that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

The foundation of the Advisor's investment process is fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. This analysis represents a significant part of the Advisor's investment approach. Since companies invested in the portfolio are domiciled outside of the U.S., additional risk analysis is performed that includes regulatory and accounting, industry, country, macroeconomic/currency. While not mandatory, the team often visits company management at their headquarters overseas. Valuation analysis is also part of the Advisor's investment process and is utilized in a manner appropriate for the varying sizes of companies in the portfolio - less so for smaller names and more so for larger ones.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Equity Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Equity Fund will be successful in meeting its investment objective. Generally, the International Equity Fund will be subject to the following risks:

    o MARKET RISK: Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Equity Fund on a daily basis, and, as a result, such movements may negatively affect the International Equity Fund's net asset value.

    o INVESTMENT STYLE RISK: The performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

    o INVESTMENT ADVISOR RISK: The Advisor's ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

    o MARKET SECTOR RISK: The percentage of the International Equity Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

    o EQUITY SECURITIES RISK: To the extent that the majority of the International Equity Fund's portfolio consists of common stocks, it is expected that the International Equity Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

    o WARRANTS RISK: The International Equity Fund may invest in warrants. A warrant gives the International Equity Fund the right to buy a stock and specifies the amount of the underlying stock, the purchase (or "exercise") price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the International Equity Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

    o CONVERTIBLE SECURITIES RISK: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

    o PREFERRED SECURITIES RISK: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

    o FOREIGN SECURITIES RISK: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares. The International Equity Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

    o EMERGING MARKETS SECURITIES RISK: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

PERFORMANCE INFORMATION. The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Equity Fund by showing changes in the International Equity Fund's performance from year to year and by showing how the International Equity Fund's average annual total returns compare to that of a broad-based securities market index. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The International Equity Fund's past performance is not necessarily an indication of how the International Equity Fund will perform in the future. Updated information on the International Equity Fund's results can be obtained by visiting http://www.browncapital.com/int-funds-overview.html.

                              CALENDAR YEAR RETURNS

                      [INSERT BAR CHART THAT INCLUDES 2013]

                    QUARTERLY RETURNS DURING THIS TIME PERIOD
--------------------------------------------------------------------------------
                                                                 Quarter ended
      Highest return for a quarter                 XX.XX%        _______, 20XX
--------------------------------------------------------------------------------
                                                                 Quarter ended
      Lowest return for a quarter                 -XX.XX%        _______, 20XX
--------------------------------------------------------------------------------
                                                                 Quarter ended
Year-to-date return as of most recent quarter      X.XX%         _______, 20XX
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS                   PAST 1    PAST 5   PAST 10
   PERIODS ENDED DECEMBER 31, 2012                   YEAR     YEARS     YEARS
--------------------------------------------------------------------------------
International Equity Fund
  Before taxes                                      XX.XX%    -X.XX%     X.XX%
  After taxes on distributions                      XX.XX%    -X.XX%     X.XX%
  After taxes on distributions and sale of shares   XX.XX%    -X.XX%     X.XX%
--------------------------------------------------------------------------------
MSCI EAFE(R) International Gross Index              XX.XX%    -X.XX%     X.XX%
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax -deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

MANAGEMENT.

     Investment Advisor. Brown Capital Management, LLC is the International Equity Fund's Investment Advisor.

     Portfolio Managers. The International Equity Fund is team-managed by Martin
J. Steinik (Managing Director and Senior Portfolio Manager of the Advisor), Maurice L. Hayw ood (Managing Director and Senior Portfolio Manager of the Advisor), and Duncan Evered (Portfolio Manager of the Advisor). Mr. Steinik has served as portfolio manager for the International Equity Fund since 2005; Mr. Haywood has served as portfolio manager since 2006; and Mr. Evered has served as portfolio manager since 2011.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled "Purchase and Sale of Fund Shares," "Tax Information," and " Payments to Broker-Dealers and Other Financial Intermediaries" on page 19 of the prospectus.

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

PURCHASE AND SALE OF FUND SHARES. Each Fund's minimum initial investment for Investor Shares is $5,000 ($2,000 for IRA and Keogh Plans). Each Fund's minimum subsequent investment is $500 ($100 under an automatic investment plan).

Purchase and redemption orders by mail should be sent to the Brown Capital Management Mutual Funds, specifying Fund name and share class, c/o ALPS Fund Services, Inc., P.O. Box 1466, Denver, Colorado 80201. Redemption orders by facsim ile should be transmitted to 1-866-205-1499. Please call the Funds at 1-877-892-4BCM (1-877-892-4226) to conduct telephone transactions or to receive wire instructions for bank wire orders. The Funds have also authorized certain broker-dealers to accept purchase or redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

SPECIAL NOTE REGARDING THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND: The Brown Capital Management Small Company Fund is closed to new investors as of October 18, 2013. The closure applies to new investors that would normally purchase shares of the Fund directly or through financial intermediaries although exceptions may be permitted for financial advisors trading through omnibus platforms. Existing shareholders as of October 18, 2013, the Fund's closing date, are permitted to make additional investments in any account that held shares of the Fund on that date. The closure is consistent with the Advisor's commitment to protect the interest of the Fund's investments and to ensure that the Fund can be managed effectively for its shareholders. For additional information regarding certain allowable new accounts or questions concerning the closure to new investors, please call the Fund toll-free at 1.877.892.4BCM. The Fund reserves the right to reopen to new investors in the future.

TAX INFORMATION. The Funds' distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement (in such arrangement taxes will be deferred until a later time), such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

THE FUNDS

INVESTMENT OBJECTIVES

The investment objective of The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund is long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments for the equity funds. Each of the Funds is a diversified series of Brown Capital Management Mutual Funds ("Trust").

The Funds' investment objectives will not be changed without shareholder approval.

Principal Investment Strategy

THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

Objective

Under normal market conditions, the Mid-Cap Fund will invest at least 80% of its total assets in the equity securities of mid-cap companies. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders. The Mid-Cap Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor considers a company to be a "mid-cap" company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap(R) Growth Index. On June 30, 2014, the market value of companies in the Russell Midcap(R) Growth Index ranged from approximately $_____ million to approximately $____ billion. The Mid-Cap Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. They believe exceptional companies save time, lives, money and headache and provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

As a benchmark agnostic manager, the Advisor sources ideas from many places: personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team cross-pollination, and industry conferences, among others. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all the team members. The research performed demonstrates the Advisor's belief that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns .

The Advisor has employed this investment approach since 1983.

Companies are researched, initially by one of the portfolio team members who takes responsibility for performing a thorough review, analysis and evaluation of company financial and non-financial information and conducting industry analysis with emphasis on competitive forces and standings. The analytical process includes a detailed quantitative analysis of financial information (construction of our own balance sheet, income statement, statement of cash flows and incorporating this information into our proprietary utilization model) as well as a qualitative review of the company (assessment of management and its ability to execute its growth strategy, sustainability and durability of the revenue stream, improving asset utilization, the prospect of profit margin expansion and other company specific criteria) that seeks to leverage the deep industry experience of team members. Information is generally gathered from all available sources including, but not limited to, annual reports and other SEC filings, press releases, company websites, industry reports, conference calls and presentations.

The report disseminated to team members is a 4-6 page recommendation summarizing the aforementioned findings in a context to address the four primary criteria. Pursuant to a thorough review, the team meets to discuss the merits of the company often driving spirited discussion. Team members are expected to prepare themselves in a manner that makes clear their position on the company - for or against. The discussion typically yields additional questions that require the team member to perform additional research. While it is not mandatory that prospective companies are visited in advance, discussions by telephone are common. Once the incremental research is performed, the team reaches a decision. While consensus is not mandatory, it is typical as expectations around satisfaction of the four primary criteria are universally understood. Should there not be consensus, the portfolio team coordinator makes the final decision and the company is either added to the portfolio, inventory or no longer monitored.

The foundation of the Advisor's investment process is fundamental analysis that principally includes: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. This analysis represents approximately a significant part of the Advisor's investment approach. Companies are identified through Advisor-developed quantitative screens that include: historical EPS growth; return on equity; and debt-to-total capital. The Advisor may also identify companies for potential investment through a number of other means including: external research sources; investment conferences; in-office management visits; and industry trends. Critical to the Advisor's assessment of a company's future growth prospects is an understanding of what internal and external factors drove the company's historical revenue and earnings growth. Therefore, regardless of the method of discovery, the Advisor begins by conducting extensive and thorough analysis of the company's financial and operating results over the past three to five years. The primary focus of its fundamental analysis, however, is to look forward over the next three to five year period. The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth. When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate during the evaluation period of the next three to five years, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is also part of the Advisor's investment process predicated largely on the growth inputs from the aforementioned fundamental research to create a company specific risk premium that, when combined with a risk free rate (5-year Treasury yield), provides the Advisor insights on potential buy and sell P/E multiples. Since the valuation methodology incorporates the use of the prevailing level of interest rates, the Advisor is generally willing to "pay" more for future growth in a low interest rate environment, and is generally willing to "pay" less for future growth in a high interest rate environment, all other things being equal. In applying the valuation analysis, the Advisor seeks to determine a reasonable price to pay for growth based on: the current risk free return on could earn on the five year Treasury bond; the business risk of the company; and projected earnings growth over the three to five year evaluation horizon.

The Advisor constructs the Mid-Cap Fund's portfolio to generally be fully invested with no more than 3% in cash. The Advisor believes these general guidelines may reduce portfolio risk. The Mid-Cap Fund's portfolio is constructed to achieve adequate diversification by investing in companies across many industries and economic sectors. Consistent with the Advisor's investment process, the average intended holding period for companies is long-term (three to five years).

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid-Cap Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of a company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable. The implementation is simple, yet effective, in that given the level of research dedicated to the long-term evaluation horizon, the majority of companies are sold due to a change in fundamentals, meaning the investment thesis utilized at the time of purchase, no longer meets the portfolio team's expectations. The Advisor seeks to identify promptly any projects that were too optimistic or markets that did not develop as expected. On the upside, a company may deliver on all expectations and be overvalued relative to future growth prospects or trimmed or replaced due to newer ideas.

Principal Investment Strategy

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND ("Small Company Fund") invests at least 80% of its assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies"). The Small Company Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. Exceptional companies can save time, lives, money and headache and may provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Adviser believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

The Advisor believes that small company investing is unconventional for many reasons, paramount among them early identification of and investment in exc eptional small companies that have the wherewithal to become exceptional larger companies. In conjunction with the utilization of a benchmark agnostic approach, the portfolio team builds a portfolio without any consideration of a benchmark. This begins with sourcing ideas, which may come from anywhere: personal reading, competitors of current or prospective holdings, experiences as consumers, observations of trends, periodic screens, portfolio team cross-pollination, attending investment conferences, among others. Companies eligible for investment typically retain no more than $250 million in revenue and save, time, lives money, headaches or offers consumers an exceptional value proposition. Investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisor believes that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

The Advisor's investment process is driven by fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. The Advisor also employs analysis that contains elements of traditional dividend discount and earnings yield models.

The Advisor has employed this investment approach since 1983.

Companies are researched, initially by one of the portfolio team members who takes responsibility for performing a thorough review, analysis and evaluation of company financial and non-financial information and conducting industry analysis with emphasis on competitive forces and standings. The analytical process includes a detailed quantitative analysis of financial information (construction of our own balance sheet, income statement, statement of cash flows and incorporating this information into our proprietary utilization model) as well as a qualitative revie w of the company (assessment of management and its ability to execute its growth strategy, sustainability and durability of the revenue stream, improving asset utilization, the prospect of profit margin expansion and other company specific criteria) that seeks to leverage the deep industry experience of team members. Information is generally gathered from all available sources including, but not limited to, annual reports and other SEC filings, press releases, company websites, industry reports, conference calls and presentations.

The report disseminated to team members is a 4-6 page recommendation summarizing the aforementioned findings in a context to address the four primary criteria. Pursuant to a thorough review, the team meets to discuss the merit s of the company often driving spirited discussion. Team members are expected to prepare themselves in a manner that makes clear their position on the company - for or against. The discussion typically yields additional questions that require the team member to perform additional research. While it is not mandatory that prospective companies are visited in advance, discussions by telephone are common. Once the incremental research is performed, the team reaches a decision. While consensus is not mandatory, it is typical as expectations around satisfaction of the four primary criteria are universally understood. Should there not be consensus, the portfolio team coordinator makes the final decision and the company is either added to the portfolio, inventory or no longer monitored.

Pursuant to rigorous fundamental research and team approval, portfolios are often built opportunistically establishing full positions over time. For example, should the portfolio team decide to purchase a company in the portfolio up to 2.5% to 3.0%, the initial purchase might be 1.0% to 1.5%. A dividend discount model is often utilized to determine an appropriate pricing range for purchases, sales, addition to or reducing positions. Importantly, the portfolio team builds portfolios consistent with the Advisor's benchmark agnostic approach, meaning sector and securities of the benchmark are not taken into any consideration when establishing, adding to or reducing position sizes.

The Advisor selects companies for the Small Company Fund's portfolio with diversification in mind as one means to reduce risk. The Small Company Fund's 40-65 holdings are allocated among six custom sectors to accommodate the benchmark agnostic program:

    o   Business Services
    o   Consumer Related
    o   Industrial Products & Systems
    o   Information/Knowledge Management
    o   Medical/Healthcare
    o   Miscellaneous

The Advisor intends to limit its allocation to any sector to 33% of the Small Company Fund's assets.

Under normal market conditions the portfolio allocation range for the Small Company Fund will be:

                                 % of Total Assets
                                 -----------------
Equity securities                    80 - 99%
Money market                          1 - 20%
instruments

The Advisor employs analysis that contain elements of traditional dividend discount and earnings yield models; establishes relative valuation for equity markets; and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market.

The Advisor believes that a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.

The Advisor identifies small companies with the potential to become successful large companies by analyzing the potential for: sustainable revenue growth; adequate resources to establish and defend a viable product or service market, and market share; sufficient profitability to support long term growth; and management skills and resources necessary to plan and execute a long-term growth plan.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable. The implementation is simple, yet effective, in that given the level of research dedicated to the long-term evaluation horizon, the majority of companies are sold due to a change in fundamentals, meaning the investment thesis utilized at the time of purchase, which often changes meaningfully over time in growing small companies, can no longer meet the team's expectations. The Advisor also seems to identify promptly any projections that were too optimistic or markets that did not develop as expected. On the upside, a company may deliver on all expectations and be overvalued relative to future growth prospects or be trimmed or replaced due to newer ideas.

This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

Principal Investment Strategy

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

Objective

THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND ("International Equity Fund") invests at least The International Equity Fund invests at least 80% of its assets in the equity securities of non-U.S. based companies, those companies domiciled outside the U.S. The International Equity Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants. The Advisor seeks to build a portfolio of exceptional companies, across the capitalization range. The International Equity Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. Exception companies can save time, lives, money and headache and may provide an exceptional value proposition to consumers. While investing in exceptional growth companies is paramount, the Adviser believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner. These beliefs define and integrate all of the Advisor's investment capabilities and collectively provide the foundation for a cohesive firm culture and a unified approach to investing.

The Advisor's Investment Approach

As a benchmark agnostic manager, the Advisor sources ideas from many places: personal reading, industry analysis, peer comparisons, observations of trends, quantitative screens, portfolio team cross-pollination, and industry conferences, among others. As an all-cap international portfolio, eligible companies are domiciled outside of the U.S. with a float of a least $100 million, which includes U.S. listed securities domiciled outside the U.S., that demonstrate an ability to save time, lives, money, headaches or offer consumers an exceptional value proposition. Investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all the team members.

The Advisor believes that the capacity to grow earnings hinges on in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, have the potential to generate attractive long-term returns.

Companies are researched, initially by one of the portfolio team members who takes responsibility for performing a thorough review, analysis and evaluation of company financial and non-financial information and conducting industry analysis with emphasis on competitive forces and standings. The analytical process includes a detailed quantitative analysis of financial information (construction of our own balance sheet, income statement, statement of cash flows and incorporating this information into our proprietary utilization model) a qualitative review of the company (assessment of management and its ability to execute its growth strategy, sustainability of the business model, durability of the value proposition and other factors specific to the company) as well as a multidimensional analysis of risk (regulatory and accounting, industry, country, macroeconomic/currency) being non-U.S. entities. The process seeks to leverage the deep industry experience of portfolio team members. Information is generally gathered from all available sources including, but not limited to, annual reports and other regulatory filings, press releases, company websites, industry reports, conference calls and presentations.

The report disseminated to team members is a 4-6 page recommendation summarizing the aforementioned findings in a context to address the four primary criteria. Pursuant to a thorough review, the team meets to discuss the merits of the company often driving spirited discussion. Team members are expected to prepare themselves in a manner that makes clear their position on the company - for or against. The discussion typic ally yields additional questions that require the team member to perform additional research. While it is not mandatory that prospective companies are visited in advance, discussions by telephone are common. Once the incremental research is performed, the team reaches a decision. While consensus is not mandatory, it is typical as expectations around satisfaction of the four primary criteria are universally understood. Should there not be consensus, the portfolio team coordinator makes the final decision and the company is either added to the portfolio, inventory or no longer monitored.

Additionally, pursuant to rigorous fundamental research and portfolio team approval, the International Equity Fund's portfolio is often built company by company with an eye toward valuation, particularly for larger companies in the portfolio. The Advisor tailors the approach being mindful of not only the company, but its industry. The Advisor believes that this approach facilities the best long-term decisions since all growing companies are not created equal.

The foundation of the Advisor's investment process is fundamental analysis that principally includes, but is not limited to: financial statement analysis; conducting management interviews; analyzing the industry; and analyzing competitors. This analysis represents a significant part of the Advisor's investment approach. Since companies invested in the portfolio are domiciled outside of the U.S., additional risk analysis is performed that includes regulatory and accounting, industry, country, macroeconomic/currency. While not mandatory, the team often visits company management at their headquarters overseas. Valuation analysis is also part of the Advisor's investment process and is utilized in a manner appropriate for the varying sizes of companies in the portfolio - less so for smaller names and more so for larger ones.

In constructing and managing the International Equity Fund, the following additional restrictions are used:

    o no more than 15% at cost of the International Equity Fund's total assets will be invested in emerging market securities;

    o no individual industry will represent more than 20% at cost of the International Equity Fund's total assets; and

    o no individual security will represent more than 5% at cost of the International Equity Fund's total assets.

Under normal market conditions the portfolio allocation range for the International Equity Fund will be:

         % of Total Assets

Equity securities          80 - 99%

Money market instruments          1 - 20%

This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to the shareholders.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Equity Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation is no longer reasonable. The implementation is simple, yet effective, in that given the level of research dedicated to the long-term evaluation horizon, the majority of companies are sold due to a change in fundamentals, meaning the investment thesis utilized at the time of purchase can no longer meet the portfolio team's expectations. On the upside, a company may deliver on all expectations and be overvalued relative to future growth prospectus or be trimmed or replaced due to newer ideas.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Generally the Funds will be subject to the following additional risks:

MARKET RISK. Market risk refers to the possibility that the value of equity securities held by the Funds may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds' portfolios) may decline, regardless of their long-term prospects. The Fund's performance per share may change daily in response to such factors.

INVESTMENT STYLE RISK. Different types of securities tend to shift into and out of favor with stock market investors depending on market and economic conditions. The returns from the types of stocks purchased by the Funds may at times be better or worse than the returns from other types of stocks (e.g., large-cap, mid-cap, growth, value, etc.). Each type of stock tends to go through cycles of performing better or worse than the stock market in general. The performance of the Funds may thus be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

INVESTMENT ADVISOR RISK. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Funds to achieve their investment objectives.

MARKET SECTOR RISK. The percentage of each Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on each Fund's performance.

EQUITY SECURITIES RISK. To the extent that the majority of each Fund's portfolio consists of common stocks, it is expected that each Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

WARRANTS RISK. To the extent the Funds invest in warrants, they will be subject to certain risks. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

CONVERTIBLE SECURITIES RISK. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

PREFERRED SECURITIES RISK. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

FUND SPECIFIC RISK FACTORS

Mid-Cap Fund

MID-CAP COMPANIES RISK. Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid -cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Mid-Cap Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Small Company Fund

The Small Company Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small companies.

SMALL COMPANIES RISK. Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small companies usually have more limited marketability and therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Additionally, small companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and there typically is less publicly available information concerning small companies than for larger, more established companies.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Small Company Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

International Equity Fund

FOREIGN SECURITIES. The International Equity Fund will invest primarily in equity securities of non-U.S. based companies that involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficult ies enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

o EMERGING MARKET RISK : The International Equity Fund may invest a portion of its assets in countries with less developed securities markets. However, no more than 15% of its portfolio at cost will be invested in emerging markets securities. There are typically greater risks involved in investing in emerging markets securities. Gene rally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. As a result, the International Equity Fund, when investing in emerging markets countries, may be required to establish special custody or other arrangements before investing.

o CURRENCY RISK: Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

o EURO RISK: The International Equity Fund may invest in securities issued by European issuers. On January 1, 1999, 11 of the 15 member states of the European Monetary Union ("EMU") introduced the "Euro" as a common currency. The transition is now complete and each of the 11 countries successfully adopted the Euro as a common currency. Going forward, the volatility of the Euro will be dependent on the economic cycles within each country in the European Union and the world, European and global trade flows, the monetary and fiscal policies of the European Central Bank and the European Union, and the willingness of member states to maintain the common currency and expand the union. As a result, depending on the actions by European member states and situations described above, this may or may not adversely affect the value of the securities held by the International Equity Fund.

o POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the International Equity Fund's foreign investments.

o REGULATORY RISK: Less information may be available about foreign companies. In general, many foreign companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

o TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage, and custody costs, generally are higher than those involving domestic transactions.

OTHER INVESTMENT POLICIES

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, cash and, to the extent permitted by applicable law and a Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of a Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. The International Equity Fund may also invest in securities of any kind including securities traded primarily in U.S. markets, in addition to the short-term investments listed above, as a temporary defensive measure. To the extent a Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, each Fund may also hold money market or repurchase agreement instruments for funds awaiting investment to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for fund operating expenses.

An investment in one of the Funds should not be considered a complete investment program. Whether one of the Funds is an appropriate investment for an investor will depend largely on his/her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles likely will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds may, from time to time, make available portfolio holdings information at the following website, www.browncapital.com, including the complete portfolio holdings as of the end of each calendar month. This information is generally posted to the website within three business days of the end of each calendar month and remains available until new information for the next calendar month is posted. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI").

DISTRIBUTION PLAN

Each of the Funds has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act for Investor Shares of the Fund. Pursuant to the Distribution Plan, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund's shares (this compensation is commonly referred to as "12b-1 fees"). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% (for the Mid -Cap Fund and International Equity Fund) and 0.20% (for the Small Company Fund) of the average daily net assets of each Fund's Investor Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund's shares. Because the 12b-1 fees are paid out of the Funds' assets on an on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

The Funds' investment advisor is Brown Capital Management, LLC, 1201 North Calvert Street, Baltimore, Maryland 21202. The Advisor serves in that capacity pursuant to advisory contracts with the Trust on behalf of the Funds. The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. Subject to the authority of Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor manages the investment and reinvestment of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.

The Advisor, which was originally organized as a Maryland corporation in 1983 and converted to a Maryland limited liability company in 2011, is controlled by Eddie C. Brown. Mr. Brown's ownership interest in the Advisor is 50% and Mr. Keith Lee, President and Chief Operating Officer of the Advisor, owns 25% of the Advisor. Other officers and managers of the Advisor own the remaining 25%.

The Advisor has been managing each of the Funds since their inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since the firm was founded in 1983. As of June 30, 2014, the Advisor had approximately $________ billion in assets under management.

The Funds will be managed primarily by a portfolio management team consisting of the following:

-----------------------------------------------------------------------------------------------------------------
    FUND                   PORTFOLIO MANAGER                           WORK EXPERIENCE
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Fund              Management Team        The Fund is team-managed. Mr. Brown is Chairman, CEO
                                                 and Founder of the Advisor. Mr. Brown has been with the
                                                 Advisor since its inception in 1983. Walton D. Pearson and
                                                 Daman C. Blakeney work together with Mr. Brown to manage
                                                 the Mid-Cap Fund. Mr. Pearson, Managing Director and
                                                 Senior Portfolio Manager , joined the Advisor in 2005. Prior to this, Mr. Pearson was a Managing Director and Senior
                                                 Portfolio Manager at Putnam Investment from 2003 to 2005.
                                                 From 1993 to 2003, he served as Senior Vice President and
                                                 Senior Portfolio Manager for Alliance Capital Management.
                                                 Mr. Blakeney, Managing Director/Senior Portfolio Manager,
                                                 joined the Advisor in 2008 and became a Senior Portfolio
                                                 Manager in 2009. Prior to this, Mr. Blakeney was an Equity
                                                 Analyst at Voyageur Asset Management, Inc., from 2005 to
                                                 2008 and an Equity Research Analyst at Victory Capital
                                                 Management Inc. from 1999 to 2005.
-----------------------------------------------------------------------------------------------------------------
Small Company Fund        Management Team        The Fund is team managed. Keith A. Lee is President and Chief
                                                 Operating Officer and has been a portfolio manager of the
                                                 Advisor since 1991. Mr. Lee works with Robert E. Hall,
                                                 Kempton Ingersol, Amy Zhang, Damien Davis and Andrew J.
                                                 Fones in the management of the Fund. Mr. Hall, Managing
                                                 Director and Senior Portfolio Manager, joined the Advisor in
                                                 1993. Prior to this, Mr. Hall was an Investment Advisor at the
                                                 Investment Center from 1990 to 1993. From 1983 to 1989, Mr.
                                                 Hall was an Advisor and Portfolio Manager for Emerging Growth
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      FUND                 PORTFOLIO MANAGER                          WORK EXPERIENCE
-----------------------------------------------------------------------------------------------------------------
                                                Partners. Mr. Ingersol, Managing Director and Senior Portfolio
                                                Manager, joined the Advisor in 1999, but assumed his current role in 2000. From 1999 through 2000, Mr. Ingersol served as
                                                Brown Capital Management's Marketing Director in the Texas
                                                Region. Prior to that, he was an Investment Banker at Dain
                                                Rauscher Incorporated and Grigsby Brandford & Company from
                                                1997 to 1999 and 1994 to 1997, respectively. Ms. Zhang,
                                                Managing Director and Senior Portfolio Manager, joined the
                                                Advisor in 2002. Prior to joining the Advisor, Ms. Zhang was an analyst at Epsilon Investment Management LLC and Templeton from 1999 to 2002 and 1998 to 1999, respectively. Mr. Davis,
                                                Portfolio Manager, joined the Advisor in 2003 as a research analyst apprentice and left in 2008 to attend business school. He returned to the Advisor in 2010 as a research analyst and became a portfolio manager in 2013. Mr. Fones, Portfolio Manager and
                                                Senior Analyst, joined the Adviser in January 2014. Prior to joining the Advisor, Mr. Fones was an analyst at T. Rowe Price from ____ to ____ and an analyst at UBS from _____ to ______.
                                                Mr. Fones is a member of the CFA Institute.
-----------------------------------------------------------------------------------------------------------------
International Equity      Management Team       The Fund is team managed by Martin J. Steinik, Maurice L.
Fund                                            Haywood and Duncan Evered. Mr. Steinik is Managing
                                                Director and Senior Portfolio Manager and joined the Advisor in 2005. Prior to this, Mr. Steinik was Vice President and
                                                Equity Analyst at JP Morgan from 2002 to 2005. From 2001
                                                to 2002, Mr. Steinik was an Equity Analyst at Morgan Stanley
                                                and from 1994 to 1999, he served as Research Analyst for
                                                Templeton Investment Council. Mr. Haywood is a, Managing
                                                Director and Senior Portfolio Manager and joined the Advisor in 2000. Mr. Haywood was originally a portfolio manager on the Mid Cap Team and transitioned over time into his current role on the International Team. Prior to this, Mr. Haywood was a Partner and Investment Analyst at Holland Capital
                                                Management from 1993 to 2000. From 1987 to 1993, Mr.
                                                Haywood was an Assistant Vice President at First National
                                                Bank of Chicago. Mr. Evered is a Director/Senior Portfolio
                                                Manager and joined the Advisor in 2011. Prior to joining the
                                                Advisor, Mr. Evered worked for CONNECT and American
                                                Express Financial Advisors and Templeton for four years and eleven years, respectively.
-----------------------------------------------------------------------------------------------------------------

The Fund's SAI provides additional information about the portfolio managers, their compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

THE ADVISOR'S COMPENSATION. As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on each of the Funds' average daily net assets at the annual rate of:

    MID-CAP FUND:
    0.75% on all assets

    SMALL COMPANY FUND:
    1.00% on all assets

    INTERNATIONAL EQUITY FUND:
    1.00% of the first $100 million
    0.75% on all assets over $100 million

The amount of compensation received as a percentage of average net assets of each of the Funds during the last fiscal year ended March 31, 2014 was as follows:

                               FEES PAID TO THE ADVISOR
      FUND                     AS A PERCENTAGE OF ASSETS
                               -------------------------
Mid-Cap Fund                            ____%
Small Company Fund                      _____%
International Equity Fund               (___)%

DISCLOSURE REGARDING APPROVAL OF THE ADVISORY CONTRACTS. A discussion regarding the Trustees' basis for approving the renewal of the advisory contracts on behalf of the Mid-Cap Fund, the Small Company Fund and International Equity Fund is available in the Funds' Annual Report to shareholders for the fiscal year ended March 31, 2014. You may obtain a copy of these Reports, free of charge, upon request to the Funds.

EXPENSE LIMITATION AGREEMENTS. In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds ("Expense Limitation Agreements"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) are limited to 0.90% of the average daily net assets of the Mid-Cap Fund; 1.25% of the average daily net assets of the Small Company Fund; and 1.75% of the average daily net assets of the International Equity Fund for the period ending July 31, 2015. It is expected that the Expense Limitation Agreements will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreements, as such term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreements.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three
(3) fiscal years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund's assets exceed $20 million for the Small Company Fund and the International Equity Fund or $15 million for the Mid-Cap Fund; (ii) the particular fund's total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

BROKERAGE PRACTICES. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Funds' shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner that the Advisor believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair and reasonable to the Funds and the participating accounts, with any exceptions to such methods involving the Trust being reported by the Advisor to the Trustees.

The 1940 Act generally prohibits the Funds from engaging in principal securities transactions with an affiliate of the Advisor. Thus, the Funds do not engage in principal transactions with any affiliate of the Advisor. The Funds have adopted procedures, under Rule 17e -1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission that the Funds pay to an affiliate of the Advisor does not exceed the industry's customary brokerage commission for similar transactions. In addition, the Funds will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

PAYMENTS TO FINANCIAL INTERMEDIARIES. The Advisor or the Distributor may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. Cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services, and certain other marketing support services. The Advisor may make these payments from its own resources. In this context, the term "financial intermediaries" includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, and any other financial intermediary having a selling, administration, or similar agreement with the Advisor or the Distributor.

The Advisor may make revenue sharing payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits that the Advisor receives when these payments are made include, among other things, placing the Funds on the financial intermediaries funds sales system, possibly placing the Funds on the financial intermediary's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its "sales shelf"). The Advisor compensates financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The revenue sharing payments that the Advisor makes may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (Asset-Based Payments). Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The revenue sharing payments the Advisor may make may be also calculated on sales of new shares in the Funds attributable to a particular financial intermediary (Sales-Based Payments). Sales-Based Payments may create incentives for the financial intermediary to, among other things, sell more shares of a particular fund or to switch investments between funds frequently.

The Advisor also may make other payments to certain financial intermediaries for processing certain transactions or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars, or sales or training programs at which the Advisor's personnel may make presentations on the Funds to the financial intermediary's sales force). Financial intermediaries may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

The Advisor is motivated to make the payments described above since they promote the sale of Funds shares and the retention of those investments by clients of financial intermediaries. Although it is expected that an increase in the Funds' assets would benefit shareholders by reducing the expense ratios, there can be no assurance that such benefit will be realized. To the extent financial intermediaries sell more shares of Funds or retain shares of the Funds in their clients' accounts, the Advisor benefits from the incremental management fees paid to the Advisor by the Funds with respect to those assets. In certain cases, these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial intermediary about any payments it receives from the Advisor or the Funds, as well as about fees and/or commissions it charges.

THE ADMINISTRATOR AND TRANSFER AGENT

ALPS Fund Services, Inc. ("Administrator") acts as the Funds' administrator, transfer agent and dividend disbursing agent. In the performance of its administrative responsibilities to the Funds, the Administrator coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative and fund accounting services.

THE DISTRIBUTOR

ALPS Distributors, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

ADDITIONAL INFORMATION ON EXPENSES

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of their independent registered public accounting firm and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and simila r organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as each Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUNDS

MINIMUM INVESTMENT

The Funds' Shares are sold and redeemed at net asset value. The minimum initial investment for Investor Shares is $5,000 ($2,000 for IRA and Keogh Plans) and the minimum additional investment is $500 ($100 for those participating in an automatic investment plan). Each of the Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

SPECIAL NOTE REGARDING THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND: The Brown Capital Management Small Company Fund is closed to new investors as of October 18, 2013. The closure applies to new investors that would normally purchase shares of the Fund directly or through financial intermediaries although exceptions may be permitted for financial advisors trading through omnibus platforms. Existing shareholders as of October 18, 2013, the Fund's closing date, are permitted to make additional investments in any account that held shares of the Fund on that date. The closure is consistent with the Advisor's commitment to protect the interest of the Fund's investments and to ensure that the Fund can be managed effectively for its shareholders. For additional information regarding certain allowable new accounts or questions concerning the closure to new investors, please call the Fund toll-free at 1.877.892.4BCM. The Fund reserves the right to reopen to new investors in the future.

PURCHASE AND REDEMPTION PRICE

DETERMINING A FUND'S NET ASSET VALUE. The price at which shares are purchased and redeemed is based on the next calculation of a Fund's net asset value after an order is received in good form. An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request, and if applicable, payment in full of the purchase amount. Each Fund's net asset value per share is calculated by dividing the value of the particular fund's total assets, less liabilities (including that fund's expenses, which are accrued daily), by the total number of outstanding shares of that fund. To the extent that any of the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares (e.g. the International Equity Fund), the net asset values of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares. The net asset value per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith by the Advisor in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Funds' total assets, portfolio securities are generally valued at their market value by quotations from the primary market in which they are traded. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund's net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing. The Advisor (typically the Advisor is first notified by the Administrator/Transfer Agent) is responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds' policies regarding fair value pricing are intended to result in a calculation of the Funds' net asset value that fairly reflects portfolio security values as of the time of pricing. The Funds may use pricing services to help determine fair value. When pricing securities using the fair value guidelines established by the

Board of Trustees, the Advisor seeks to assign the value that represents the amount that a Fund might reasonably expect to receive upon a current sale of the securities.

[A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund's normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund's normal pricing procedures. The performance of the Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Fund's normal pricing procedures. Discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. The Advisor will adjust the fair values assigned to securities in the portfolio, to the extent necessary, as soon as market prices become available. The Advisor continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in a Fund's portfolio.]

To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund's net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

OTHER MATTERS. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds.

PURCHASING SHARES

You can make purchases directly from the Funds by mail or bank wire. The Funds have also authorized one or more brokers to receive purchase and redemption orders on their behalf and such brokers are authorized to designate other financial intermediaries to receive orders on behalf of the Funds. Such orders will be deemed to have been received by the Funds when an authorized broker or broker-authorized designee receives the order, subject to the order being in good form. The orders will be pric ed at the Fund's net asset value next computed after the orders are received by the authorized broker or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse any request to purchase shares of the Funds for any reason, and (ii) suspend their offering of shares at any time.

REGULAR MAIL ORDERS. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler's checks will not be accepted by the Funds. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the particular Fund(s), Administrator, and Transfer Agent. The particular Fund(s) will charge a $35 fee and may redeem shares of that fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable fund, to:

             BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
             [Name of Fund and Share Class]
             c/o ALPS Fund Services, Inc.
             P.O. Box 1446
             Denver, Colorado 80201

PLEASE REMEMBER TO ADD A REFERENCE TO THE APPLICABLE FUND AND SHARE CLASS ON YOUR CHECK TO ENSURE PROPER CREDIT TO YOUR ACCOUNT. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service ("IRS") requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

BANK WIRE ORDERS. Purchases may also be made through bank wire transfers from your financial institution. To establish a new account or add to an existing account by wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number.

ADDITIONAL INVESTMENTS. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Funds at 1-877-892-4BCM (1-877-892-4226) for wire instructions and to advise the Funds of the investment, dollar amount, and account identification number. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the particular fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

EXCHANGE FEATURE. You may exchange shares of any of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Any such exchange will be made at the applicable net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged. Investor Shares may only be exchange for Investor Shares. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

STOCK CERTIFICATES. The Funds do not issue stock certificates. Evidence of ownership of shares is provided through entry in the Funds' share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor. The Funds may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information. If after opening the investor's account the Funds are unable to verify the investor's identity after having used reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Funds close an investor's account because the Funds were unable to verify the investor's identity, the Funds will value the account in accordance with the Funds' next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

REGULAR MAIL REDEMPTIONS. Regular mail redemption requests should be addressed to:

             BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
             [Name of Fund and Share Class]
             c/o ALPS Fund Services, Inc.
             P.O. Box 1446
             Denver, Colorado 80201

Regular mail redemption requests should include the following:

    (1) Your letter of instruction specifying the applicable fund and share class, account number, and number of shares or the dollar amount to be redeemed (these requests must be signed by all registered shareholders in the exact names in which they are registered);

    (2) Any required Medallion Signature Guarantees (see "Medallion Signature Guarantees" below); and

    (3) Other supporting legal docume nts, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to fifteen (15) days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

TELEPHONE AND BANK WIRE REDEMPTIONS. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (1-866-205-1499). The confirmation instructions must include the following:

  (1) Designation of Share Class and name of fund (Mid-Cap Fund, Small Company Fund, or International Equity Fund),
  (2) Shareholder(s) name and account number,
  (3) Number of shares or dollar amount to be redeemed,
  (4) Instructions for transmittal of redemption proceeds to the shareholder, and
  (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days on which your financial institution is not open for business. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Funds. See "Medallion Signature Guarantees" below.

Each of the Funds in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or he rself to be the investor and reasonably believed by the Funds to be genuine. Each of the Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds, however, will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns shares of one or more of the Funds valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the particular fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

SMALL ACCOUNTS. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $5,000 ($2,000 for IRA and Keogh Plans) due to redemptions, exchanges, or transfers, and not due to market action, upon 30 days' prior written notice. If the shareholder brings his account net asset value up to at least $5,000 ($2,000 for IRA and Keogh Plans ) during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds' net asset value per share. Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each of the Funds committed itself to pay redemptions in cash, rather than in kind, to any share-holder of record of that particular fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of that fund's net asset value at the beginning of such period.

MEDALLION SIGNATURE GUARANTEES. To protect your account and each of the Funds from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

MISCELLANEOUS. All redemption requests will be processed and payment with respect thereto will normally be made within seven (7) days after tender. The Funds reserve the right to suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared. The Funds may suspend redemptions, if permitted by the 1940 Act, for any period during which trading is restricted by the Securities and Exchange Commission ("SEC") or if the SEC declares that an emergency exists. Redemptions may be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Advisor of the Funds' portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds' securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage and identify such activity by shareholders of the Funds. The Funds do not accommodate Frequent Trading. Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Advisor.
The Transfer Agent also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading. The Advisor has the discretion to limit investments from an investor that the Advisor believes has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders in that Fund by the Fund's refusal of further purchase and/or exchange orders from such investor.

This policy is intended to apply uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks ("Intermediary Accounts"). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to those Funds. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to that Fund. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. The Advisor currently does not allow exceptions to the policy.

Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund's request, information regarding the intermediaries' customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place.

Shares of the International Equity Fund will be assessed a fee of 2.00% of the redemption amount if such shares are redeemed within 60 days of purchase. The redemption fee is paid directly to the Fund and is intended to offset the cost of liquidating a shareholders' investment in the Fund, discourage short-term trading of shares, and protect long-term shareholders - the redemption fee is not a sales charge of other fee intended to finance sales or marketing expenses. No redemption fee will be imposed in the following cases:

    o Redemption of shares purchased through reinvestment of dividends or capital gains distributions;

    o   Amounts representing capital appreciation of shares;

    o Redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 20% per year of a shareholder's account value based on the value of the account at the time the Systematic Withdrawal Plan is established or modified, provided all dividends and distributions are reinvested;

    o   Redemptions of shares to pay fund or account fees;

    o Redemption of shares upon the death or permanent disability of the shareholder. This exemption is available only for shares he ld at the time of death or initial determination of permanent disability and provided the Fund is notified of the requested exemption at the time of the redemption request; or

    o Mandatory distributions from a tax-deferred retirement plan or IRA. This exemption is available only if the Fund is notified of the requested exemption at the time of the redemption request.

In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of shares held by the shareholder for the longest period of time. If shares are held and subsequently redeemed through an omnibus account, the financial intermediary that places the trade with the Fund will be responsible for determining the amount of the redemption fee for each respective sale of shares and of the collection of such fees, if any.

Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Funds through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of the Funds' shares, there is no guarantee that such trading will not occur.

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

Each Fund intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders at least annually. A Fund's shareholders may elect to take in cash or reinvest in additional Fund shares any dividends from net investment income or capital gains distributions. Although a Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions regardless of whether distributions are paid by the Fund in cash or are reinvested in additiona l Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders of a Fund may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems shares in a Fund will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the shares, provided that any loss recognized on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds, and in particular the International Equity Fund, may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the International Equity Fund's foreign tax obligations, provided that you meet certain requirements and the Fund satisfies certain requirements. See your tax adviser or IRS publications for more information.

As with all mutual funds, each Fund may be required to withhold U.S. federal income tax (presently at the rate of 28%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with the ir own tax advisors to ensure distributions and sale of shares of a Fund are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and ho lding period to the Internal Revenue Service on the Funds' shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Funds have chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purcha ses on different dates at differing net asset values, and the entire position is not sold at one time. The Funds' standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds' standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

General Disclaimer. For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

The financial highlights that follow are intended to help you understand each Fund's financial performance for the previous five fiscal years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the tables below (other than for the semi-annual period) have been derived from audited financial statements of each of the Funds. The financial data in the table for each period have been audited by BBD, LLP, an independent registered public accounting firm, whose reports covering such years are incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference to the SAI, a copy of which may be obtained at no charge by calling the Funds at 1-877-892-4BCM (1-877-892-4226). Further information about the performance of the Funds is contained in the Annual Report of each of the Funds, a copy of which may also be obtained at no charge by calling the Funds.

The Brown Capital Management Mid-Cap Fund

Investor Shares
(For a Share Outstanding Throughout each Year)

                                               YEAR          YEAR           YEAR           YEAR         YEAR
                                               ENDED         ENDED          ENDED          ENDED        ENDED
                                               MARCH         MARCH          MARCH          MARCH        MARCH
                                             31, 2014       31, 2013      31, 2012(A)     31, 2011     31, 2010
                                             --------       --------      -----------     --------     --------
NET ASSET VALUE, BEGINNING OF YEAR                          $ 20.76        $ 20.39        $ 15.71      $  9.86
                                                            -------        -------        -------      -------
INCOME(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                (0.06)(b)      (0.10)(b)      (0.06)       (0.06)
  Net realized and unrealized gain (loss)
    on investments                                             1.52           0.49           4.81         5.91
                                                            -------        -------        -------      -------
TOTAL FROM INVESTMENT OPERATIONS                               1.46           0.39           4.75         5.85
                                                            -------        -------        -------      -------
LESS DISTRIBUTIONS:
  Dividends (from net investment                                 --             --             --           --
    income)
  Distributions (from capital gains)                          (0.35)         (0.02)         (0.07)          --
                                                            -------        -------        -------      -------
TOTAL DISTRIBUTIONS                                           (0.35)         (0.02)         (0.07)          --
                                                            -------        -------        -------      -------
NET ASSET VALUE, END OF YEAR                                $ 21.87        $ 20.76        $ 20.39      $ 15.71
                                                            =======        =======        =======      =======
TOTAL RETURN(c)                                                7.24%          1.94%         30.30%       59.33%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000s)                              $25,404        $36,400        $23,484      $10,118
                                                            -------        -------        -------      -------
Average Net Assets for the Year (000s)                      $25,883        $30,165        $12,678      $ 8,513
Ratio of expenses to average net assets
  excluding fee waivers and reimbursements                     1.41%(d)       1.63%(d)       2.03%        2.79%
Ratio of expenses to average net assets
  including fee waivers and reimbursements                     1.15%(d)       1.25%(d)       1.30%        1.30%
Ratio of net investment income(loss) to
  average net assets                                          (0.32%)        (0.52%)        (0.54)%      (0.47)%
Portfolio turnover rate                                          29%            18%            38%          35%

(a) Prior to December 1, 2011 the Fund offered one class of shares, which were converted to Investor Shares on that date.
(b) Calculated using average shares method.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

The Brown Capital Management Small Company Fund

Investor Shares
(For a Share Outstanding Throughout each Year)

                                               YEAR          YEAR            YEAR               YEAR           YEAR
                                               ENDED         ENDED           ENDED              ENDED          ENDED
                                               MARCH         MARCH           MARCH              MARCH          MARCH
                                             31, 2014       31, 2013       31, 2012(A)         31, 2011       31, 2010
                                             --------       --------       -----------         --------       --------
NET ASSET VALUE, BEGINNING OF YEAR                         $    49.32       $    47.88         $    36.44     $  23.71
                                                           ----------       ----------         ----------     --------
INCOME(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.07)(b)        (0.31)(b)          (0.23)       (0.16)
  Net realized and unrealized gain (loss)
    on investments                                               9.47             1.75              11.86        12.89
                                                           ----------       ----------         ----------     --------
TOTAL FROM INVESTMENT OPERATIONS                                 9.40             1.44              11.63        12.73
                                                           ----------       ----------         ----------     --------
LESS DISTRIBUTIONS:
  Distributions (from capital gains)                            (0.81)              --              (0.19)          --
                                                           ----------       ----------         ----------     --------
TOTAL DISTRIBUTIONS                                             (0.81)              --              (0.19)          --
                                                           ----------       ----------         ----------     --------
NET ASSET VALUE, END OF YEAR                               $    57.91       $    49.32         $    47.88     $  36.44
                                                           ==========       ==========         ==========     ========
TOTAL RETURN(c)                                                 19.36%            3.01%             31.98%       53.69%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000s)                             $1,666,796       $1,457,641         $1,178,279     $756,245
Average Net Assets for the Year (000s)                     $1,391,562       $1,340,963         $  854,095     $539,424
Ratio of expenses to average net assets                          1.27%(d)         1.21%(d)(e)        1.19%        1.21%
Ratio of net investment loss to
  average net assets                                            (0.13%)          (0.68%)            (0.68)%      (0.63)%
Portfolio turnover rate                                            15%              21%                 7%          13%

(a) Prior to December 1, 2011 the Fund offered one class of shares, which were converted to Investor Shares on that date.
(b) Calculated using average shares method.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Includes 12b -1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e) During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

The Brown Capital Management International Equity Fund

Investor Shares
(For a Share Outstanding Throughout each Year)

                                               YEAR          YEAR           YEAR           YEAR         YEAR
                                               ENDED         ENDED          ENDED          ENDED        ENDED
                                               MARCH         MARCH          MARCH          MARCH        MARCH
                                             31, 2014       31, 2013      31, 2012(A)     31, 2011     31, 2010
                                             --------       --------      -----------     --------     --------
NET ASSET VALUE, BEGINNING OF YEAR                           $ 9.06        $ 10.02         $  9.57      $  5.99
                                                             ------        -------         -------      -------
INCOME(LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.10(b)        0.04(b)         0.05         0.01
  Net realized and unrealized (loss)
    gain on investments                                        1.26          (0.88)           0.59         3.63
                                                             ------        -------         -------      -------
TOTAL FROM INVESTMENT OPERATIONS                               1.36          (0.84)           0.64         3.64
                                                             ------        -------         -------      -------
LESS DISTRIBUTIONS:
  Dividends (from net investment                              (0.07)         (0.12)          (0.19)       (0.06)
    income)
  Distributions (from capital gains)                             --             --              --           --
                                                             ------        -------         -------      -------
TOTAL DISTRIBUTIONS                                           (0.07)         (0.12)          (0.19)       (0.06)
                                                             ------        -------         -------      -------
NET ASSET VALUE, END OF YEAR                                 $10.35        $  9.06         $ 10.02      $  9.57
                                                             ======        =======         =======      =======
TOTAL RETURN(c)                                               15.03%         (8.22)%          6.79%       61.09%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Year (000s)                               $6,424        $ 9,758         $10,696      $12,811
Average Net Assets for the Year(000s)                        $7,307        $10,017         $11,461      $10,445
Ratio of expenses to average net assets
  excluding fee waivers and reimbursements                     3.50%(d)       3.02%(d)        2.91%        2.78%
Ratio of expenses to average net assets
  including fee waivers and reimbursements                     2.00%(d)       2.00%(d)        2.00%        2.00%
Ratio of net investment income to
  average net assets                                           1.13%          0.45%           0.48%        0.01%
Portfolio turnover rate                                          10%            17%             28%          44%

(a) Prior to December 1, 2011 the Fund offered one class of shares, which were converted to Investor Shares on that date.
(b) Calculated using average shares method.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e) During the year ended March 31, 2012 the Fund had a contractual administrative agreement for a portion of the year with the previous administrator in which the contractual fees were materially higher than the contractual fee arrangements with the current administrator.

Additional Information

Please see the back cover of this prospectus on how to contact the Funds and how to receive additional information regarding the Funds.

EACH FUND IS A SERIES OF THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-annual Reports to shareholders. The Funds' Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge on the website listed below and upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:

DOCUMENTED:                                        INTERNET:

Brown Capital Management Mutual Funds              www.browncapital.com
c/o ALPS Fund Services, Inc.
P.O. Box 1466
Denver, Colorado 80201

TOLL-FREE TELEPHONE:                               E-MAIL:

1-877-892-4BCM
(1-877-892-4226)                                   information@browncapital.com

Information about the Funds (including each Fund's SAI, financial reports, Fo rm N-Q, and other information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551- 8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

                  Investment Company Act file number 811-06199

                       [LOGO OF BROWN CAPITAL MANAGEMENT]

                            BROWN CAPITAL MANAGEMENT

                                     PART B
                                     ------

                                    FORM N-1A

                       STATEMENT OF ADDITIONAL INFORMATION

                      BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
       TICKER SYMBOL BCMSX (INVESTOR SHARES), BCMIX (INSTITUTIONAL SHARES)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
       TICKER SYMBOL BCSIX (INVESTOR SHARES), BCSSX (INSTITUTIONAL SHARES)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND
                      TICKER SYMBOL BCIIX (INVESTOR SHARES)

                                Each a series of
                      BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

                             1201 N. Calvert Street
                            Baltimore, Maryland 21202
                    Telephone 1-877-8924BCM (1-877-892-4226)

                                  July 29, 2014

                                TABLE OF CONTENTS
                                -----------------

DESCRIPTION OF THE TRUST ..................................................   2
OTHER INVESTMENT POLICIES .................................................   3
INVESTMENT LIMITATIONS ....................................................   6
PORTFOLIO TRANSACTIONS ....................................................   7
NET ASSET VALUE ...........................................................   8
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ............................   9
ADDITIONAL INFORMATION CONCERNING TAXES ...................................   9
MANAGEMENT AND OTHER SERVICE PROVIDERS ....................................  18
DISTRIBUTION PLAN .........................................................  31
SPECIAL SHAREHOLDER SERVICES ..............................................  32
DISCLOSURE OF PORTFOLIO HOLDINGS ..........................................  33
FINANCIAL STATEMENTS ......................................................  35
APPENDIX A - PROXY VOTING POLICIES ........................................  36
APPENDIX B - GOVERNANCE AND NOMINATING COMMITTEE CHARTER...................  40

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for the Investor Shares of The Brown Capital Management Mid-Cap Fund ("Mid-Cap Fund"), The Brown Capital Management Small Company Fund ("Small Company Fund"), and The Brown Capital Management International Equity Fund ("International Equity Fund"); and the Prospectus for the Institutional Shares of the Mid-Cap Fund and the Small Company Fund (each a "Fund" and collectively, the "Funds"), dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Information from the Funds' Annual Report to shareholders for the fiscal year ended March 31, 2014 is incorporated by reference into this SAI. Copies of the Funds' Prospectus, Annual Report and Semi-

Annual Report may be obtained at no charge by writing or calling the Funds at the address and toll-free telephone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            DESCRIPTION OF THE TRUST

Brown Capital Management Mutual Funds (the "Trust") is an open-end management investment company that was organized as a Delaware statutory Trust on June 13, 2011. Under the Trust's Declaration of Trust, the Trustees are authorized to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of three series, as follows: The Brown Capital Management Small Company Fund (the "Small Company Fund"), The Brown Capital Management International Equity Fund (the "International Equity Fund"), and The Brown Capital Management Mid-Cap Fund (the "Mid-Cap Fund") (each generally may be referred to as a "Fund" and collectively as the "Brown Capital Management Mutual Funds" or the "Funds"). Each of the Funds is managed by Brown Capital Management, LLC (the "Advisor," "BCM" or "Brown Capital Management") of Baltimore, Maryland. The Mid-Cap Fund and Small Company Fund currently offer two classes of shares: Investor Shares and Institutional Shares. The International Equity Fund currently offers one class of shares: Investor Shares. The Small Company Fund was organized in 1992, the International Equity Fund was organized in 1999, and the Mid-Cap Fund was organized in 2002. Each of the Funds is a separate diversified series of the Trust. Each Fund is the successor to a series of Nottingham Investment Trust II (the "Predecessor Funds"). The Nottingham Investment Trust II was organized on October 25, 1990 as a Massachusetts business trust and was an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). BCM (and its predecessor) managed the Predecessor Funds. At a shareholder meeting held November 30, 2011, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Trust (the "Reorganization"). The Reorganization became effective on December 1, 2011 and, as a result, the assets and liabilities of the Predecessor Funds were transferred to the Trust in exchange for shares of each of the applicable Funds.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series basis except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less that a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectuses and this SAI, shares of each Fund will be fully paid and non-assessable. The Trust does not issue share certificates.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus for the Funds.

The Funds' will not change their investment objectives without shareholder approval.

REPURCHASE AGREEMENTS. Each of the Funds may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the particular Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the 1940 Act" that are collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Brown Capital Management, LLC ("Advisor"), the investment advisor to the Funds, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Funds will not enter into any repurchase agreement which would cause more than 10% of their net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When one of the Funds acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in one of the top two rating categories by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds.

FOREIGN SECURITIES. The Mid-Cap Fund and Small Company Fund may only purchase foreign securities traded domestically as American Depository Receipts ("ADRs"); provided, however, these Funds do not consider securities of foreign issuers principally traded on U.S. markets to be foreign securities. The International Equity Fund may invest in foreign securities as well as ADRs and securities of foreign issuers principally traded on U.S. markets. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

FORWARD CURRENCY EXCHANGE CONTRACTS. With respect to the International Equity Fund, the Fund's custodian will automatically execute forward currency exchange contracts in order to facilitate the settlement of trades of portfolio securities in foreign markets. A forward currency exchange contract is a contractual obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The forward currency exchange contracts are used to hedge or protect the Fund against an adverse change in foreign currency exchange rates between the trade and settlement dates of portfolio security transactions. Although forward currency exchange contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. Forward currency exchange contracts will not eliminate fluctuations in the prices of the Fund's underlying portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Funds' custodian will only execute foreign exchange traded contracts when repatriating dividends. The Advisor utilizes Russell Investments to execute all foreign exchange trades with the exception of trades in China and Indian where limited agents are authorized to transact foreign currency to prevent speculation of currency.

INVESTMENT COMPANY SECURITIES. The Funds may invest in the securities of other investment companies, including index exchange-traded funds ("ETFs") and index mutual funds (also called underlying funds). To the extent such underlying funds are index-based, these underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because a Fund invests in shares of ETFs and underlying funds its performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund's assets among the ETFs and underlying funds by the Advisor. Accordingly, a Fund's investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF, to the extent such ETF is index-based, may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF, to the extent such ETF is index-based, may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF's net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although a Fund believes that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund's total assets would be invested in investment companies. The Securities and Exchange Commission (the "SEC") has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, a Fund may also invest in ETFs that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Advisor) does not acquire more than 3% of the total outstanding stock of such underlying ETF, unless otherwise permitted to do so pursuant to permission granted by the SEC. If a Fund seeks to redeem shares of an underlying ETF purchased in reliance on Section 12(d)(1)(F), the underlying ETF is not obligated to redeem an amount exceeding 1% of the underlying ETF's outstanding shares during a period of less than 30 days. As of the date of this Registration Statement the SEC has proposed Rule 12d1-4 under the 1940 Act. Subject to certain conditions, proposed Rule 12d1-4 would provide an exemption to permit acquiring funds to invest in ETFs in excess of the limits of section 12(d)(1), including those described above.

ILLIQUID INVESTMENTS. Each of the Funds may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees"), the Advisor determines the liquidity of a Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment). Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, one of the Funds was in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

FUNDING AGREEMENTS. Within their limitations in illiquid securities, the Funds may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protection may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

BORROWING. Each of the Funds may borrow money in accordance with the 1940 Act. In the event that a Fund should ever borrow money, such borrowing could increase the Fund's costs, reduce the value of the Fund's assets and the value (and return) of a shareholder's investment in the Fund. Any and all such borrowing will comply with the requirements of the 1940 Act which requires, among other things, the maintenance of certain asset coverage tests for such borrowings. Borrowing may also exaggerate changes in the Fund's Net Asset Value and in the return of the Fund. Borrowing will cost the Fund interest expenses and other fees that could negatively impact the Fund's performance return.

DEFENSIVE INVESTMENTS. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalents positions ( e.g., money market securities, other investment companies, U.S. Government securities, and/or similar securities). When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

RESTRICTED SECURITIES. Although not part of their principal investment strategies, each Fund is permitted to purchase restricted securities within its limitation on investments in illiquid securities. Restricted securities generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted securities, which can be offered and sold to qualified institutional buyers under Rule 144A of the 1933 Act ("144A Securities"), and that are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

LENDING PORTFOLIO SECURITIES. Each Fund may each lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that the Advisor has determined are in good standing and when, in the Advisor's judgment, the income earned would justify the risks. A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.

                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the particular Fund. A "majority" for this purpose, means, with respect to the Funds, the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase. None of the Funds will change the investment objective that is stated in the Prospectus without shareholder approval.

As a matter of fundamental policy, each Fund:

(1) May not invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(4) May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(5) May not issue any senior security to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(6) May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

(7) May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Funds.

Additionally, as a matter of fundamental policy, each Fund shall be a "diversified company" as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities from time to time.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

For purposes of the Funds' policies on investments in any one industry or group of industries (concentration), the Small Company Fund utilizes Bloomberg Industry Classification Subgroups and each of the Mid-Cap and International Funds utilize Global Industry Classification Standards ("GICS").

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

Purchases of money market instruments by the Funds are made from dealers, underwriters and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these policies and procedures in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for each Fund.

In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Advisor may not give consideration to sales of Fund shares as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell Fund shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts. The Advisor is authorized to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The Advisor directed a portion of the Funds' brokerage transactions to certain brokers because of those types of research services provided. The amounts of these transactions for the fiscal year ended March 31, 2014 for the Mid-Cap Fund, the Small Company Fund, and International Fund were $______, $______, and $______, respectively, and the related commissions paid to these brokers were $____, $_____ and $_____, respectively, for that year.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Funds. The Trustees will periodically review any commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

Investment decisions for the Funds will be made independently from those for any other Fund and any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Funds and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

[For the fiscal years ended March 31, 2012, 2014 and 2014 the Mid-Cap Fund paid brokerage commissions of $28,068, $61,708 and $_____, respectively, the increase in commissions was a function of turnover driven by increased cash flows; the Small Company Fund paid brokerage commissions of $1,157,148, $514,919, and $______ respectively, the reduction in commissions reflects lower turnover; the International Equity Fund paid brokerage commissions of $5,330, $10,171, and $_____ respectively, an increase which, despite lower turnover, reflected an increase in shares traded during the fiscal year.]

                                 NET ASSET VALUE

The net asset value per share of each class of each Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time, Monday through Friday). The net asset value per share of each class of each Fund is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value per share of each class of the Funds will not be calculated.

The net asset value per share of each class of each Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that class, subtracting the liabilities charged to the Fund and to that class, and dividing the result by the number of outstanding shares of such class. "Assets belonging to the Fund" consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Income, realized and unrealized capital gains and losses, and any expenses of a Fund not allocated to a particular class of such Fund will be allocated to each class of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular class of shares will be charged against that class of shares. Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class of shares if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities and the allocable portion of any general assets, with respect to a Fund and the classes of such Fund, are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Trustees. In valuing the Funds' total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximate market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

PURCHASES. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Funds or the Funds' distributor, ALPS Distributors, Inc. ("Distributor"). Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value. The net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, (currently 4:00 p.m., Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under "Net Asset Value" above. The fund's net asset value per share is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt, and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

REDEMPTIONS. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under "Investing in the Funds - Redeeming Your Shares," each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time, or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.

No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds, and the assessment by the International Equity Fund of a 2.00% redemption fee on shares sold after holding them for less than 60 days. For information on the redemption fee see "Frequent Purchases and Redemptions" in the Prospectus.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting a Fund and its shareholders (including shareholders owning large positions in a Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in a Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company ("RIC"), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax ("AMT"). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

    A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

       o a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

       o a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

       o an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

       o a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A "Non-U.S. shareholder" is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Funds shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

TAXATION AS A RIC. The Funds intend to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The Funds will qualify as a RIC if, among other things, they meet the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a "qualified publicly traded partnership." A "qualified publicly traded partnership" is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test it is no longer subject to a 35% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or
(c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is "de minimis" , meaning that the failure does not exceed the lesser of 1% of the RIC's assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its "investment company taxable income" as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by a Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of their undistributed ordinary income with respect to each calendar year and undistributed capital gains if they fail to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund's ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund's capital gain net income (generally computed for the one-year period ending on October 31) and
(iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which they do not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in a Fund's "investment company taxable income" (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund's distribution of Capital Gain Dividends. If a Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund's current earnings and profits, as losses incurred in later years will. As a result, if such a Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Gain or loss realized by the Funds from the sale or exchange of warrants acquired by the Funds as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long a Fund held a particular warrant. Upon the exercise of a warrant acquired by the Funds, a Fund's tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in "Failure to Qualify as a RIC," the remainder of this discussion assumes that the Funds will qualify as RICs for each taxable year.

FAILURE TO QUALIFY AS A RIC. If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund's shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as "qualified dividend income" eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund's current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders' tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which a Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which a Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

TAXATION FOR U.S. SHAREHOLDERS. Distributions paid to U.S. shareholders by the Funds from their investment company taxable income (which is, generally, the Fund's ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Funds) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund's income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers' cooperatives or real estate investment trusts or
(ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to such shareholder but retained by a Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund's earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, each Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders' AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund's taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of a Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder's gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of a Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of a Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund's shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds selected the Average Cost method as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds' standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds' standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their "net investment income," which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

PAY-IN-KIND SECURITIES. Payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes "excess inclusion income," then the regulated investment company will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

PASSIVE FOREIGN INVESTMENT COMPANIES. A passive foreign investment company ("PFIC") is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject a Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

FOREIGN CURRENCY TRANSACTIONS. A Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

FOREIGN SHAREHOLDERS. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Internal Revenue Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company generally is not required to withhold any amounts
(i) with respect to distributions (other than distributions to a foreign person
(a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders ("interest-related dividends"), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company ("short-term capital gain dividends"). If a Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

A Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain

Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of "U.S. real property interests" ("USRPIs") apply to the foreign shareholder's sale of shares of a Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder's current and past ownership of the Fund. On and after January 1, 2012, this "look-through" USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund's assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder's conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in a Fund should consult their tax advisers in this regard. A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

BACKUP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN FINANCIAL ASSETS. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in "specified foreign financial assets" on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938's release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder's (indirect) interest in the Funds' "specified foreign financial assets," if any, will be required to be reported on this Form 8938.

OTHER REPORTING AND WITHHOLDING REQUIREMENTS. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments ("withholdable payments") made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a "foreign financial institution" will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders' direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

SECURITIES LENDING. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

TRUSTEES AND OFFICERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees set broad policies for the Funds and choose the Funds' officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustees who are "interested persons" as defined in the 1940 Act ("Interested Trustees"), as well as each officer of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. The address of each Trustee and officer, unless otherwise indicated, is 1201 N. Calvert Street, Baltimore, Maryland 21202. In regard to each Trustee, the Board considered, among other factors, the experience and qualifications of the individuals as described below in reaching a conclusion to have the Trustees serve on the Board.

TRUSTEE QUALIFICATIONS. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following (1) the individual's business and professional experience and accomplishments; (2) the individual's ability to work effectively with the other members of the Board; and (3) how the individual's skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In respect of each Trustee, the individual's substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee.

JACK E. BRINSON - Mr. Brinson has experience as an investor, including his role as trustee of several other investment companies and business experience as President of a company in the business of private investing.

JAMES H. SPEED, Jr. - Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing.

KEITH A. LEE - Mr. Lee has experience as an investor, serving for more than 20 years as a portfolio manager/analyst, and business experience as a Managing Director and Chairman of the Management Committee of an investment management company.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND
                         POSITION(S)    LENGTH OF                                      COMPLEX
         NAME, AGE,       HELD WITH       TIME         PRINCIPAL OCCUPATION(S)         OVERSEEN               OTHER DIRECTORSHIPS
         AND ADDRESS     FUND/TRUST      SERVED          DURING PAST 5 YEARS          BY TRUSTEE              HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 82      Trustee        Since 1990   Retired since 2000;                   3         Independent Trustee of the
                                                     previously, President of                        following: DGHM Investment
                                                     Brinson Investment Co.                          Trust for the two series
                                                     (personal investments)                          of that trust; Gardner Lewis
                                                     and President of Brinson                        Investment Trust for the two
                                                     Chevrolet, Inc. (auto                           series of that trust; Tilson
                                                     dealership).                                    Investment Trust for the two
                                                                                                     series of that trust;
                                                                                                     Previously, Independent
                                                                                                     Trustee of New Providence
                                                                                                     Investment Trust for its
                                                                                                     one series from 1999 to 2011
                                                                                                     (registered investment
                                                                                                     company).
-----------------------------------------------------------------------------------------------------------------------------------
James H. Speed, Jr., 60  Trustee,       Since        President and CEO of                  3         Independent Trustee of
                         Chairman       September    NC Mutual Insurance                             Hillman Capital Management
                                        2002         Company (insurance company)                     Investment Trust for its
                                                     since May 2003; President                       one series; Starboard
                                                     of Speed Financial Group,                       Investment Trust for its
                                                     Inc. (consulting/private                        eighteen series; and Tilson
                                                     investments) from March 2000                    Investment Trust  for the
                                                     to April 2003.                                  two series of that trust
                                                                                                     (all registered investment
                                                                                                     companies). Member of Board
                                                                                                     of Directors of M&F
                                                                                                     Bancorp, Inc. Member of the
                                                                                                     Board of Directors of NC
                                                                                                     Mutual Life Insurance
                                                                                                     Company. Previously
                                                                                                     Independent Trustee of New
                                                                                                     Providence Investment Trust
                                                                                                     for its one series from
                                                                                                     2009 to 2011 (registered
                                                                                                     investment company).
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------------
Keith A. Lee, 53         Trustee;       Trustee      Principal Executive Officer           3                  None
                         President      since June   and President and Chief
                         and Principal  2002; Vice   Operating Officer of Brown
                         Executive      President    Capital Management, LLC
                         Officer, the   since 1992;  (advisor of the Funds);
                         Funds          Principal    previously Managing
                                        Executive    Director/Senior Portfolio
                                        Officer      Manager of Brown Capital
                                        since 2002   Management, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
* BASIS OF INTERESTEDNESS: Mr. Lee is an Interested Trustee because he is an officer of Brown Capital Management, LLC, the advisor of the Funds.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Robert Young, 44         Vice           Since 2011   Managing Director/Head of            n/a                 n/a
                         President                   Marketing, Brown Capital
                                                     Management, LLC, April 1999
                                                     to present.
-----------------------------------------------------------------------------------------------------------------------------------
John H. Lively, 45       Secretary      Since 2011   Attorney, The Law Offices            n/a                 n/a
                                                     of John H. Lively &
                                                     Associates, Inc. (law firm),
                                                     March 2010 to present:
                                                     Attorney, Husch Blackwell
                                                     Sanders LLP (law firm),
                                                     March 2007 to February
                                                     2010; Managing Attorney,
                                                     Raymond James Financial
                                                     (financial services),
                                                     September 2005 to March
                                                     2007; Assistant General
                                                     Counsel, AIM Investments
                                                     (investment advisor),
                                                     October 2000 to
                                                     September 2005.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                                                                       IN FUND
                         POSITION(S)    LENGTH OF                                      COMPLEX
         NAME, AGE,       HELD WITH       TIME         PRINCIPAL OCCUPATION(S)         OVERSEEN               OTHER DIRECTORSHIPS
         AND ADDRESS     FUND/TRUST      SERVED          DURING PAST 5 YEARS          BY TRUSTEE                HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Cecil Flamer, 67         Treasurer,     Since 2011   Managing Director, Chief              n/a                        n/a
                         and Principal               Administrative Officer, Brown
                         Financial                   Capital Management, LLC,
                         Officer                     July 2004 to present.
-----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 45    Chief          Since 2004   Chief Compliance Officer              n/a                        n/a
                         Compliance                  to the Trust since 2004;
                         Officer                     Managing Member of
                                                     Watermark Solutions, LLC
                                                     (investment compliance
                                                     and consulting) since
                                                     March 2007.
-----------------------------------------------------------------------------------------------------------------------------------

THE BOARD'S ROLE IN RISK OVERSIGHT. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board's role with respect to risk oversight specifically. The Trust's committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust's assets, and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust (the "CCO") with respect to risk oversight matters. The Trust's CCO reports directly to the Board generally with respect to the CCO's role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust's principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust's operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board of Trustees' current responsibilities, each Trustee's ability to participate in the oversight of the Trust and committee transparency.

TRUSTEE STANDING COMMITTEES. The Trust's committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust's assets, and compliance and governance matters. The Board of Trustees currently has established the following standing committees:

    AUDIT COMMITTEE: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met twice during the Funds' last fiscal year.

    GOVERNANCE AND NOMINATING COMMITTEE: The Independent Trustees are the current members of the Governance and Nominating Committee. The Governance and Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Governance and Nominating Committee and the Governance and Nominating Committee may consider nominees recommended by the Funds' shareholders. The Governance and Nominating Committee also assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards. The Governance and Nominating Committee operates pursuant to a Charter attached hereto as Appendix B and meets on at least an annual basis. The Governance and Nominating Committee meets only as necessary. The Governance and Nominating Committee met once during the Funds' last fiscal year.

    PROXY VOTING COMMITTEE: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which a Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee meets only as necessary and did not meet during the Funds' last fiscal year.

    QUALIFIED LEGAL COMPLIANCE COMMITTEE: The Independent Trustees are the current members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Funds' last fiscal year.

BENEFICIAL EQUITY OWNERSHIP INFORMATION. The table below shows for each Trustee the amount of each Fund's equity securities beneficially owned by such Trustee and the aggregate value of all investments in equity securities of the Trust complex as of a valuation date of December 31, 2013. The values are stated using the following ranges: A = none; B = $1- $10,000; C = $10,001-$50,000; D =
$50,001-$100,000 and; E = over $100,000.

--------------------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF EQUITY
                                                     DOLLAR RANGE OF    SECURITIES IN ALL FUNDS OVERSEEN OR TO
                                                    EQUITY SECURITIES    BE OVERSEEN BY TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE               FUNDS                IN THE FUND               INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------
                                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
Jack E. Brinson         Small Company Fund                  [A]
                       ---------------------------------------------------------------------------------------
                        International Equity Fund           [A]
                       ---------------------------------------------------------------------------------------
                        Mid-Cap Fund                        [A]
                       ---------------------------------------------------------------------------------------
                                                                                          A
--------------------------------------------------------------------------------------------------------------
James H. Speed, Jr.     Small Company Fund                  [A]
                       ---------------------------------------------------------------------------------------
                        International Equity Fund           [A]                           ]
                       ---------------------------------------------------------------------------------------
                        Mid-Cap Fund                        [A]
                       ---------------------------------------------------------------------------------------
                                                                                          A
--------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
Keith A. Lee            Small Company Fund                  [D]
                       ---------------------------------------------------------------------------------------
                        International Equity Fund           [C]
                       ---------------------------------------------------------------------------------------
                        Mid-Cap Fund                        [D]
                       ---------------------------------------------------------------------------------------
                                                                                          E
--------------------------------------------------------------------------------------------------------------

OWNERSHIP OF SECURITIES OF ADVISOR, DISTRIBUTOR, OR RELATED ENTITIES. As of December 31, 2013, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

COMPENSATION. Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust will receive no salary or fees from the Trust. Each Trustee who is not an "interested person" of the Trust receives a $16,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended March 31, 2014. Each of the Trustees currently serves as a Trustee to the three series portfolios of the Trust.

                               COMPENSATION TABLE

------------------------------------------------------------------------------------------------------------------------------
                                                                    PENSION OR                              TOTAL COMPENSATION
                                               AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL        FROM THE FUNDS
                                           COMPENSATION FROM   ACCRUED AS PART OF      BENEFITS UPON              AND TRUST
        NAME OF PERSON, POSITION               EACH FUND          FUND EXPENSES           RETIREMENT          PAID TO TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, Independent Trustee            [$7,333]              None                   None                [$22,000]
------------------------------------------------------------------------------------------------------------------------------
James H. Speed, Jr., Independent Trustee        [$7,333]              None                   None                [$22,000]
------------------------------------------------------------------------------------------------------------------------------
Keith A. Lee, Trustee                             None                None                   None                  None
------------------------------------------------------------------------------------------------------------------------------

CODES OF ETHICS. The Trust and the Advisor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds of the Trust (which may also be held by persons subject to a code). The codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds. There can be no assurance that the codes will be effective in preventing such activities.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds' service providers are also responsible for monitoring the program. The anti-money laundering program is subject to the continuing oversight of the Trustees.

PROXY VOTING POLICIES. To the extent that the Funds invest in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy are included as Appendix A to the SAI.

No later than August 31 of each year, the Funds must file Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. The Funds' proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Funds at 1-800-773-3863. This information is also available on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. [As of June 30, 2014, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the Investor Shares of the Small Company Fund, less than 1% of the Investor Shares of the International Equity Fund, and less than 1% of the Investor Shares of the Mid-Cap Fund. On the same date, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the Institutional Shares of the Small Company Fund and less than 1% of the Institutional Shares of the Mid-Cap Fund.]

[Additionally, as of June 30, 2014, the following shareholders owned of record more than 5% of the outstanding Investor Shares and Institutional Shares of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding Investor Shares or Institutional Shares of the Funds as of June 30, 2014.]

                               SMALL COMPANY FUND
                              INVESTOR CLASS SHARES

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership                         Percent
----------------                        --------------------                         -------
Charles Schwab & Co. Inc.                                                              %(1)
Attn: Mutual Funds Dept
101 Montgomery St.
San Francisco, CA 94104

TD Ameritrade Inc. for the                                                             %
Exclusive Benefit of Our Customers
P.O. Box 2226
Omaha, NE 68103

Nationwide Life Insurance Company                                                      %
DCVA
C/O IPO Portfolio Accounting
Post Office Box 182029
Columbus, OH 43218

Wells Fargo Bank FBO Various                                                           %
Retirement Plans
1525 West WT Harris Boulevard
Charlotte, NC 28288-1076

                               SMALL COMPANY FUND
                           INSTITUTIONAL CLASS SHARES

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership                         Percent
----------------                        --------------------                         -------
NFS LLC FEBO                                                                           %
FIIOC As Agent For
Qualified Employee Benefit Plans
(401k) FINOPS-IC Funds
100 Magellan Way KWIC
Covington, KY 41015

Charles Schwab & Co., Inc.                                                             %
Attn: Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA 94104

JP Morgan FBO                                                                          %
JP Morgan As Directed Trustee
Ernst & Young Defined Benefit
Retirement Plan Trust
14201 Dallas Parkway
Dallas, TX

NFS LLC FEBO                                                                           %
First American Bank
218 West Main Street
West Dundee, IL 60118-2093
                                                                                       %
State Street Bank TTEE For
Harrahs Savings and Retirement Plan
SMID/JDYK
PO Box 5501
Boston, MA 02206-5501

                                  MID-CAP FUND
                              INVESTOR CLASS SHARES

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership                         Percent
----------------                        --------------------                         -------
TD Ameritrade FEBO                                                                      %
Our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership                         Percent
----------------                        --------------------                         -------
NFS LLC FEBO                                                                           %
FIIOC as Agent for
Qualified Employee Benefit Plans
FINOPS-IC Funds
100 Magellan Way KW1C
Covington, KY 41015

                                  MID-CAP FUND
                           INSTITUTIONAL CLASS SHARES

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership                         Percent
----------------                        --------------------                         -------
683 SEI PJL IP                                                                         %(1)
C/O M&T Bank
ATTN: Mutual Fund Administrator
One Freedom Valley Dr.
Oak, PA 19456

Brown Capital Management, LLC                                                          %(2)
ATTN: Donna Courtney
1201 N Calvert St.
Baltimore, MD 21202

                            INTERNATIONAL EQUITY FUND
                              INVESTOR CLASS SHARES

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership                         Percent
----------------                        --------------------                         -------
Delaplaine B Trust,                                                                    %
George Delaplaine Jr. &
George Delaplaine III TTEES
c/o Cass Parker
Allfirst Trust Company
Post Office Box 1596
Baltimore, MD 21203

Name and Address of                     Amount and Nature of
Beneficial Owner                        Beneficial Ownership                         Percent
----------------                        --------------------                         -------
Delaplaine 1989 Family Trust                                                           %
George Delaplaine Jr. &
George Delaplaine III TTEES
c/o Cass Parker
Allfirst Trust Company
Post Office Box 1596
Baltimore, MD 21203

Brown Capital Management Money                                                         %(2)
Purchase and Profit
Sharing Trust Attn: Kim Malkowski
1201 N. Calvert St.
Baltimore, MD 21202

SEI Private Trust Co.                                                                  %
C/O State Street Bank
FBO UMI Endowment
One Freedom Valley Drive
Oaks, PA 19456

Brown Capital Management, LLC                                                          %(2)
ATTN: Donna Courtney
1201 N Calvert St.
Baltimore, MD 21202

  1. Deemed a "control person" of the Fund as defined by applicable SEC regulations. Such control may affect the voting rights of other shareholders. For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.
  2. Controlled by Eddie C. Brown, a Trustee and control person of the Advisor, and C. Sylvia Brown.

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISOR. Brown Capital Management, LLC, Baltimore, Maryland, was organized as a Maryland limited liability company in 2010. The predecessor to BCM was Brown Capital Management, Inc., a Maryland corporation organized in 1983 BCM and its predecessor are and have been controlled by Eddie C. Brown. Mr. Brown's ownership percentage is 50% and Mr. Keith Lee, President and Chief Operating Officer of the Advisor, owns 25% of the Advisor. Other officers and managers of the Advisor own the remaining 25%.

Additional information about the Advisor's duties and compensation is contained in the Prospectuses. The Advisor supervises the Funds' investments pursuant to an investment advisory agreement (the "Advisory Agreement"). The Advisory Agreement is currently effective for a two-year period and will be renewed annually thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the respective Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by a Fund (by the Trustees or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the particular Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio management teams for the Funds are listed in the Prospectus along with descriptions of their work experience. Eddie C. Brown is the control person of the Advisor, by ownership, is also an officer of the Trust, and was a Trustee of the Trust until June 2002.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor retains the right to use the name "Brown Capital Management" and "Brown Capital" in connection with another investment company or business enterprise with which the Advisor is or may become associated.

Compensation of the Advisor with regards to the Mid-Cap Fund, based upon the Fund's average daily net assets, is at the annual rate of 0.75%, subject to an annual expense limitation equal to 0.90% (prior to December 1, 2011, the expense limitation was 1.30%) of the average daily net assets of the Fund. For the fiscal year ended March 31, 2012, the Advisor received $112,721 of its fee after waiving $117,638 of its fee and reimbursing $0 of the Fund's operating expenses for that fiscal year. For the fiscal year ended March 31, 2013, the Advisor received $267,982 of its fees after waiving $137,539 of its fee and reimbursing $0 of the Fund's operating expenses for that fiscal year. For the fiscal year ended March 31, 2014, the Advisor received $________ of its fees after waiving $______ of its fee and reimbursing $0 of the Fund's operating expenses for that fiscal year. The current expense limitation is effective through July 31, 2015.

Compensation of the Advisor with regards to the Small Company Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00%, subject to an annual expense limitation equal to 1.25% (prior to December 1, 2011, the expense limitation was 1.50%) of the average daily net assets of the Fund. For the fiscal years ended March 31, 2012, 2013, and 2014 the Advisor received its entire fee in the amounts of $13,415,430, $14,773,131, and $___________
respectively. The current expense limitation is effective through July 31, 2015.

Compensation of the Advisor with regards to the International Equity Fund, based upon the Fund's average daily net assets, is at the annual rate of 1.00% of the first $100 million of net assets and 0.75% of all net assets over $100 million, subject to an annual expense limitation equal to 1.75% (prior to December 1, 2011, the expense limitation was 2.00%) of the average daily net assets of the Fund. For the fiscal year ended March 31, 2012, the Advisor received $0 of its fee after waiving $100,173 of its fee and reimbursing $1,761 of the Fund's operating expenses for that fiscal year. For the fiscal year ended March 31, 2013, the Advisor received $0 of its fee after waiving $73,074 of its fee and reimbursing $36,614 of the Fund's operating expenses for that fiscal year. For the fiscal year ended March 31, 2014, the Advisor received $______ of its fee after waiving $______ of its fee and reimbursing $_________ of the Fund's operating expenses for that fiscal year. The current expense limitation is effective through July 31, 2015.

COMPENSATION OF PORTFOLIO MANAGERS. The Advisor's compensation program is structured to provide incentives for the retention of its investment talent, the development of the firm's future leadership and the facilitation of equity transfer. The compensation package for portfolio managers is structured as a combination of base salary and bonus. Bonuses are typically based on the Advisor's overall profitability, client outcomes, individual achievement and contribution to the firm. Future firm leaders also earn "member interest" in the Advisor enabling them to participate in the firm's overall profitability and growth. Lastly, team members continue to participate in the Advisor's employer directed and contributory Profit Sharing Plan which usually contributes the maximum allowed by the IRS. The Profit Sharing Plan assets are invested along-side client portfolios in the Advisor's investment services. The Advisor feels that this mixture of factors that are taken into account in determining overall compensation encourages a long-term horizon for managing client assets.

OWNERSHIP OF FUND SHARES BY PORTFOLIO MANAGERS. [The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of the Fund's fiscal year ended March 31, 2014 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000;
D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000 and;
G = over $1,000,000. ]

--------------------------------------------------------------------------------------------
                                                                  DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER                      FUND               SECURITIES IN THE FUND
--------------------------------------------------------------------------------------------
  Eddie C. Brown                     Mid-Cap Fund                           G
--------------------------------------------------------------------------------------------
 Maurice Haywood              International Equity Fund                     C
--------------------------------------------------------------------------------------------
 Walton D. Pearson                   Mid-Cap Fund                           C
--------------------------------------------------------------------------------------------
 Daman C. Blakeney                   Mid-Cap Fund                           C
--------------------------------------------------------------------------------------------
    Keith A. Lee                  Small Company Fund                        D
--------------------------------------------------------------------------------------------
   Robert E. Hall                 Small Company Fund                        G
--------------------------------------------------------------------------------------------
Kempton M. Ingersol               Small Company Fund                        E
--------------------------------------------------------------------------------------------
    Amy Y. Zhang                  Small Company Fund                        C
--------------------------------------------------------------------------------------------
    Damien Davis                  Small Company Fund                        1
--------------------------------------------------------------------------------------------
  Andrew J. Fones                 Small Company Fund                        2
--------------------------------------------------------------------------------------------
 Martin J. Steinik            International Equity Fund                     C
--------------------------------------------------------------------------------------------
   Duncan Evered              International Equity Fund                     B
--------------------------------------------------------------------------------------------

  1. Mr. Davis became a portfolio manager of the Small Company Fund in July 2013.
  2. Mr. Fones became a portfolio manager of the Small Company Fund in January 2014.

[OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts. The following table shows the number of, and total assets in, such other accounts as of the end of each Fund's fiscal year ended March 31, 2014.]

------------------------------------------------------------------------------------------------------------------------------
                                     REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                                           COMPANIES                        VEHICLES                 OTHER ACCOUNTS
                                           ---------                        --------                 --------------
    PORTFOLIO                    NUMBER OF                        NUMBER OF                       NUMBER OF
  MANAGEMENT TEAM                ACCOUNTS       TOTAL ASSETS**    ACCOUNTS       TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS**
------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Fund Team*                  0                0               0                0              40           $328
 ------------------
  Eddie C. Brown
  Walton D. Pearson
  Daman C. Blakeney
------------------------------------------------------------------------------------------------------------------------------
  Accounts where advisory            0                0               0                0               0              0
  fee is based upon account
  performance
------------------------------------------------------------------------------------------------------------------------------
 Small Company Team*                 1               $6               0                0              19         $2,098
 -------------------
  Keith A. Lee
  Robert E. Hall
  Kempton M. Ingersol
  Amy Y. Zhang
  Damien Davis***
  Andrew J. Fones****
------------------------------------------------------------------------------------------------------------------------------
  Accounts where advisory            0                0               0                0               2            $96
  fee is based upon account
  performance
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                 REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                                      COMPANIES                          VEHICLES                OTHER ACCOUNTS
                                      ---------                          --------                --------------
       PORTFOLIO              NUMBER OF                      NUMBER OF                       NUMBER OF
   MANAGEMENT TEAM            ACCOUNTS     TOTAL ASSETS**    ACCOUNTS       TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS**
------------------------------------------------------------------------------------------------------------------------
International Equity Fund*       0             0                0                0            7              $788
--------------------------
  Martin J. Steinik
  Maurice L. Haywood
  Duncan Evered
------------------------------------------------------------------------------------------------------------------------
  Accounts where advisory        0             0                0                0            1              $220
  fee is based upon account
  performance
------------------------------------------------------------------------------------------------------------------------

* The information listed regarding these portfolio management teams applies jointly to all the portfolio managers on the team.
** In millions of dollars.
*** Mr. Davis became a portfolio manager of the Small Company Fund in July 2013. **** Mr. Fones became a portfolio manager of the Small Company Fund in January 2014.

PORTFOLIO MANAGERS' CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include, for example, foundations, endowments, corporate pensions, and sub-advisory accounts ("Other Accounts"). The Other Accounts might have similar investment objectives as the Funds, be compared to the same index the Funds use for performance comparison or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds. While the portfolio managers' management of Other Accounts may give rise to potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

       KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES: A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Funds. The portfolio managers know the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Funds, or vice versa. The Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

       INVESTMENT OPPORTUNITIES: The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. For some of these investment strategies, the Advisor may be compensated based on the performance of the account. These incentive compensation structures may create a conflict of interest for the Advisor with regard to other client accounts where the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment ideas opportunities that it believes might be the most profitable to the client accounts where they might share in investment gains. The Advisor has implemented policies and procedures in an attempt to ensure that investment opportunities are allocated in a manner that is fair and appropriate to the various investment strategies based on the firm's investment strategy guidelines and individual client investment guidelines. When an investment opportunity is deemed appropriate for more than one strategy, allocations are generally made on a pro-rata basis.

TRANSFER AGENT AND ADMINISTRATOR. ALPS Fund Services, Inc. (hereinafter "AFS", "Administrator" and "Transfer Agent"), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Funds' administrator, transfer agent and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement and an Administrative Agreement. The Agreements each have an initial term of three years and automatically renew for successive one-year terms. As Administrator, AFS performs corporate secretarial, treasury, and blue sky services and acts as fund accounting agent for each Fund. For its services as Administrator, the Trust pays AFS an annual minimum of $281,000 in addition to our of pocket expenses. For the period August 1, 2011 through March 31, 2012, AFS received $4,145 from the Mid-Cap Fund, $176,666 from the Small Company Fund, and $1,254 from the International Equity Fund for administrative services. For the fiscal year ended March 31, 2013, AFS received $12,595 from the Mid-Cap Fund, $273,070 from the Small Company Fund, and $8,888 from the International Equity Fund for administrative services. For the fiscal year ended

March 31, 2014, AFS received $______ from the Mid-Cap Fund, $________ from the Small Company Fund, and $______ from the International Equity Fund for administrative services.

For its services as Transfer Agent, the Trust pays AFS an annual base fee of $30,000 per portfolio plus open account fees and out of pocket expenses. For the period August 1, 2011 through March 31, 2012, AFS received $19,795 from each Fund for transfer agency services. For the fiscal year ended March 31, 2013, AFS received $55,585, $208,916, and $31,435 from the Mid-Cap Fund, Small Company Fund, and International Equity Fund, respectively, for transfer agency services. For the fiscal year ended March 31, 2014, AFS received $______, $______, and $______ from the Mid-Cap Fund, Small Company Fund, and International Equity Fund, respectively, for transfer agency services.

DISTRIBUTOR. ALPS Distributors, Inc. (the "Distributor") serves as the distributor to the Funds. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated on or about July 11, 2011 (the "Distribution Agreement"), between the Trust and the Distributor, located at 1290 Broadway, Suite1100, Denver, CO 80203. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days' written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

CUSTODIAN. Union Bank, 350 California Street, 6th Floor, San Francisco, California, 94104, serves as custodian for each Fund's assets. The custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at a Fund's request, and maintains records in connection with its duties as custodian. For its services, the custodian is entitled to receive a monthly fee based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by each Fund. The custodian's compensation is subject to a minimum annual amount per fund of $5,000 for the Mid-Cap Fund and Small Company Fund and $10,000 for the International Equity Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trustees have selected the firm BBD, LLP to serve as the independent registered public accounting firm for the Funds, audit the annual financial statements of the Funds, and prepare the Funds' federal and state tax returns. A copy of the most recent annual report of each of the Funds will accompany this SAI whenever it is requested by a shareholder or prospective investor.

LEGAL COUNSEL. The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law Group(TM), 11300 Tomahawk Creek Parkway, Ste. 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

                                DISTRIBUTION PLAN

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to the Investor Shares of the Funds. As required by Rule 12b-1, the Plan (together with the Distribution Agreement) have been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans and the Distribution Agreement. Potential benefits of the Plan to the Funds include improved shareholder services, savings to the Funds in transfer agency costs, savings to the Funds in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, the Mid-Cap Fund, International Equity Fund, and Small Company Fund may expend up to 0.25%, 0.25% and 0.20%, respectively, of the Investor Shares of each of the Funds average daily net assets annually to finance any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Such expenditures, paid as service fees to any person who sells the Funds' shares, may not exceed 0.25%, 0.25% and 0.20%, respectively, of the Funds' average annual net asset value. Institutional Shares are sold without the imposition of a 12b-1 fee.

The Plan is a type of plan known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Fund shares regardless of the level of expenditures made by each Fund's distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation: (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Funds; (iii) holding seminars and sales meetings designed to promote the distribution of the Funds' shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Funds' investment objectives and policies and other information about the Funds; (v) training sales personnel regarding the shares of the Funds; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of shares of the Fund. The Funds' Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.

    For the fiscal year ended March 31, 2014, the following Rule 12b-1 payments were made under the Plan:

----------------------------------------------------------------------------------------------------

                                                Small
                                               Company       International Equity
                         Mid-Cap Fund           Fund                 Fund
====================================================================================================
  Advertising                $0                  $0                  $0
====================================================================================================
 Printing and                $0                  $0                  $0
  Mailing of
Prospectuses to
  other than
    current
 shareholders
====================================================================================================
 Compensation                $0                  $0                  $0
to Underwriters
====================================================================================================
 Compensation            $_______             $_______            $_______
  to Broker-
    Dealers
====================================================================================================
     Other                   $0                  $0                  $0
====================================================================================================
     Total                   $0                  $0                  $0
----------------------------------------------------------------------------------------------------

                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates normally are generally not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Funds will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectuses, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by (a) duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-877-892-4BCM (1-877-892-4226), or by writing to:

                      BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
                         [Name of fund and share class]
                                  P.O. Box 1466
                             Denver, Colorado 80201

PURCHASES IN KIND. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in that fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing In The Funds - Purchase And Redemption Price" in the Prospectuses.

REDEMPTIONS IN KIND. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectuses under the heading "Investing In The Funds - Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Funds' shareholders and to avoid possible conflicts of interest. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list of entities described below that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the officers of the Trust and Advisor to provide such information in certain circumstances as is described more fully below.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter. You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-877-892-4BCM (1-877-892-4226). These reports are also available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

The officers of the Trust or the Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the Funds' complete portfolio holdings as of the end of each calendar month. The Funds will generally make this information available to the public at www.browncapital.com within three business days of the end of the calendar month and such information will remain available until new information for the next calendar month is posted. The Funds may also send this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts and rating and trading entities until one day after such information has been publicly disclosed on the Funds' website or as described below.

The Trust's service providers which have contracted to provide services to the Trust and the Funds, including, for example, the custodian and the Administrator, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust or Advisor has the following ongoing arrangements with certain third parties to provide the Funds' portfolio holdings information:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2. to financial printers (V.G. Reed & Sons, PrintGrafix-a division of Sunbelt Graphic Systems, Inc., PrinterLink Communications Group, Inc., and Riverside Printing, Inc.) within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings and mailings to Fund shareholders; and

3. to the Administrator, Transfer Agent, Distributor, custodian, and legal counsel as identified in the Funds' Prospectus and SAI, on a daily basis or as needed in connection with their providing services and oversight to the Trust.

The Trust's service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules, or regulations, or by regulatory authorities.

Additionally, the Advisor may establish ongoing arrangements with certain third parties to provide the Funds' portfolio holdings information for which the Advisor determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1. financial data processing companies that provide automated data scanning and monitoring services for the Funds;

2.   securities lending agents;

3. research companies that allow the Advisor to perform attribution analysis for the Funds; and

4. the Advisor's proxy voting agent to assess and vote proxies on behalf of the Funds.

From time to time, employees of the Advisor may express their views orally or in writing on the Funds' portfolio securities or may state that the Funds haves recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Funds' most recent quarter-end and therefore may not be reflected on the list of the Funds' most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the Funds, persons considering investing in the Funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Advisor determines that the Funds have a legitimate business purpose for doing so. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Advisor also may provide oral or written information ("portfolio commentary") about the Funds, including, but not limited to, how the Funds' investments are divided among various sectors, industries, countries, investment styles, and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Advisor may also provide oral or written information ("statistical information") about various financial characteristics of the Funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, potential dividends, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Funds may be based on the Funds' portfolios as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Advisor may disclose one or more of the portfolio securities of the Funds when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. The Advisor does not always enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who the Advisor believed was misusing the disclosed information.

The Advisor may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to the Funds and thus have similar portfolio holdings. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Advisor discloses portfolio holdings for the Funds.

The Trust and the Advisor currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Funds' portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Advisor, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades, and report securities transactions activity, as applicable.

Neither the Trust nor the Advisor or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities other than benefits that may result to the Funds and their shareholders from providing such information.

                              FINANCIAL STATEMENTS

The audited financial statements of each of the Funds for the fiscal year ended March 31, 2014, including the financial highlights appearing in the Annual Reports to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - PROXY VOTING POLICIES

The following proxy voting policies are provided:

    (1) the Trust's Proxy Voting and Disclosure Policy and
    (2) the Advisor's Proxy Voting Policy.

                      BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

                       PROXY VOTING AND DISCLOSURE POLICY

I.   INTRODUCTION

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that the Brown Capital Management Mutual Funds ("Trust") and each of its series of shares (individually a "Fund" and collectively "Funds") disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  SPECIFIC PROXY VOTING POLICIES AND PROCEDURES

     A.    GENERAL

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.    DELEGATION TO FUND'S ADVISOR

     The Board believes that each Fund's investment advisor ("Advisor") is in the best position to make individual voting decisions for such Fund consistent with this Policy. Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties with respect to each Fund for which the Advisor serves as investment advisor:

     (1)   to make the proxy voting decisions for the Fund; and
     (2) to assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund for which the Advisor serves as investment advisor. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by Advisor.

     C.    CONFLICTS

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Fund's Advisor's Voting Policy, provided such specific voting policy was approved by the Board or
     (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Fund's Advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.

III. FUND DISCLOSURE

     A. DISCLOSURE OF FUND POLICIES AND PROCEDURES WITH RESPECT TO VOTING PROXIES RELATING TO PORTFOLIO SECURITIES

     Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.    DISCLOSURE OF THE FUND'S COMPLETE PROXY VOTING RECORD

     In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

     Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

     (1)   The name of the issuer of the portfolio security;
     (2) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
     (3) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
     (4)   The shareholder meeting date;
     (5)   A brief identification of the matter voted on;
     (6) Whether the matter was proposed by the issuer or by a security holder;
     (7)   Whether the Fund cast its vote on the matter;
     (8) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
     (9)   Whether the Fund cast its vote for or against management.

     Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

     Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.  RECORDKEEPING

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (1)   A copy of this Policy;
     (2)   Proxy statements received regarding each Fund's securities;
     (3)   Records of votes cast on behalf of each Fund; and
     (4) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.   PROXY VOTING COMMITTEE

     A.    GENERAL

     The proxy voting committee ("Proxy Voting Committee") of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.    POWERS AND METHODS OF OPERATION

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.  OTHER

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 14th day of July 2011.

               BROWN CAPITAL MANAGEMENT PROXY VOTING POLICY

(4.9.2013)

                               PROXY VOTING
                               ------------

Policy
------

Where contractually obligated, Brown Capital Management, LLC, (BCM) as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Proxies are voted on a best efforts basis. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

In order to facilitate this proxy voting process, BCM utilizes Glass Lewis & Co. a recognized leader in proxy voting and corporate governance areas to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts. Corporate actions are monitored by the BCM operations team and investment staff through information received from Advent's corporate actions module. Clients with separately managed accounts may request a copy of this policy or how proxies relating to their securities were voted by contacting BCM directly. Investors in the Brown Capital Management Family of Funds (individually "Fund" or collectively "Funds") may request a copy of this policy or the Fund's proxy voting record upon request, without charge, by calling Alps Fund Services at 1-800-773-3863, by reviewing the Fund's website, if applicable, or by reviewing filings available on the SEC's website at www.sec.gov.

GLASS LEWIS & CO.

Glass Lewis & Co. is a leading research and professional services firm assisting institutions globally that have investment, financial or reputational exposure to public companies. The firm provides research and analysis that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. BCM subscribes to the Glass Lewis Standard Voting Policy. These services, provided to BCM, include in-depth research, analysis, and voting recommendations. Members of BCM's investment staff individually determine how each proxy ballot will be voted. Glass Lewis's research, analysis, and voting recommendations are used as a guideline only. When specifically directed by a client with a separately managed account, BCM will vote as requested.

Background
----------

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

Responsibility
--------------

The Chief Compliance Officer (CCO) and Director of Portfolio & Mutual Fund Operations (DPMFA) have the responsibility for creating, amending and monitoring our proxy voting policy. The proxy voting coordinator is responsible for implementing the proxy procedures, practices and recordkeeping.

Procedure
---------

BCM has adopted procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which are as follows:

1. Voting Procedures

   The BCM administrative staff coordinates the physical voting process and recordkeeping of votes at both the broader company and individual account levels through the Glass Lewis & Co.'s View Point system.

   The proxy coordinator follows the following process in voting proxies on a daily basis:

   a. Sends holdings to Glass Lewis for all accounts in the proxy group,

   b. Obtains and prints pending proxy ballots from Glass Lewis website,

   c. Performs a reconciliation of Glass Lewis ballots against BCM accounting records to ensure a ballot exists for each eligible client,

   d. Contacts Glass Lewis to research missing ballots

   e. Distributes pending ballots to designated Portfolio Managers (PMs) for voting.

   f. Votes ballots on-line according to designated PMs instructions

   g. Generates voted ballot report along with all backup materials, reviews and scans to the network

   h. Maintains a current list of active accounts for proxy voting based on email notification from portfolio administrators of new and terminated clients.

   i. Notifies Glass Lewis and the custodian bank of all client changes to ensure accuracy of client lists.

   j. Completes the Missing Ballot Form for proxies that are not voted for clients, submits for approval to CCO or designee, and maintains in a missing ballot folder. Submits copy to the CCO or designee.

Portfolio Managers

   a. PMs vote the proxy, sign the ballot and make any notes that would reflect votes against management/Glass Lewis and returns to proxy coordinator. Proxy review form for specific clients should be checked and signed by Portfolio Manager.

   Reporting

   a. Quarterly detailed voted ballots are provided by Glass Lewis. These reports are sent to clients as requested or upon contractual agreement.

   b. Proxy coordinator shall distribute appropriate proxy voting reports to portfolio administrators upon request.

Monitoring
----------

   a. The CCO reviews all ballots to ensure proper voting.

   b. The DPMFA reviews all changes to the proxy group.

Policies Prohibiting Voting of Proxies
--------------------------------------


BCM votes most proxies for clients where voting authority has been given to BCM by the client. However, in some circumstances BCM may not vote some proxies:

   a. Shares in a stock loan program.

   b. Proxies for securities held in an unsupervised portion of a client's account.

   c. Proxies that are subject to blocking restrictions.

   d. Proxies that require BCM to travel overseas in order to vote.

   e. Proxies that are written in a language other than English.

Disclosure

   a. BCM provides information in its disclosure document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how BCM voted clients' proxies, and that clients may request a copy of these policies and procedures.

   b. When BCM is contractually obligated to vote proxies for a new client, the DPMFA ensures that each new client receives the current proxy policy.

Client Requests for Information

   a. All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to proxy coordinator.

   b. The proxy coordinator retains client proxy reports on the BCM network. Requested documents are sent via e-mail to the appropriate portfolio administrator, who forwards to the client.

Voting Guidelines

   While BCM's policy is to review each proxy proposal on its individual merits, BCM has adopted guidelines for certain types of matters to assist the investment staff in the review and voting of proxies. These guidelines are:

Corporate Governance

   a. Election of Directors and Similar Matters
      -----------------------------------------

      In an uncontested election, BCM will generally vote in favor of management's proposed directors. In a contested election, BCM will evaluate proposed directors on a case-by-case basis. With respect to proposals regarding the structure of a company's board of directors, BCM will review any contested proposal on its merits.

   b. Audit Committee Approvals
      -------------------------

      BCM generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. BCM will generally vote to ratify management's recommendation and selection of auditors.

   c. Shareholder Rights
      ------------------

      BCM may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis.

   d. Anti-Takeover Measures, Corporate Restructuring's and Similar Matters
      ---------------------------------------------------------------------

      BCM may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company stock.

   e. Capital Structure Proposals
      ---------------------------

      BCM will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.

Compensation

   a. General
      -------

      BCM generally supports proposals that encourage the disclosure of a company's compensation policies. In addition, BCM generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance. BCM may consider any contested proposal related to a company's compensation policies on a case-by-case basis.

   b. Stock Option Plans
      ------------------

      BCM evaluates proposed stock option plans and issuances on a case-by-case basis. In reviewing proposals regarding stock option plans and issuances, BCM may consider, without limitation, the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the actual terms of the proposed options.

Corporate Responsibility and Social Issues

   The investment staff's review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The investment staff examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the investment staff will direct that the proxy issue BCM may vote against corporate responsibility and social issue proposals that BCM believes will have substantial adverse economic or other effects on a company, and BCM may vote for corporate responsibility and social issue proposals that BCM believes will have substantial positive economic or other effects on a company. BCM reserves the right to amend and revise this policy without notice at any time.

Conflicts of Interest

   The investment staff's review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The investment staff examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the investment staff will direct that the proxy issue must be voted in accordance with Glass Lewis recommendations. In the event Glass Lewis is unable to make a recommendation on a proxy vote regarding an investment held by a Fund, the investment staff will defer the decision to the fund's proxy voting committee, which is made up of independent trustees. Decisions made by the fund's proxy voting committee will be used to vote proxies for the fund. For securities not held by a fund, if Glass Lewis is unable to make a recommendation then BCM will either disclose the conflict to the client and obtain its consent before voting or suggest that the client engage another party to determine how the proxies should be voted.

Recordkeeping

   Proxy coordinator retains the following proxy records in accordance with the SEC's five-year retention requirement.

   a. Proxy voting policies and procedures.

   b. Proxy statements received for client securities.

   c. Records of votes cast on behalf of clients.

   d. Records of client requests for proxy voting information and written responses by BCM are maintained in the client's correspondence folder.

   e. Documents prepared by BCM that were material to making a proxy voting decision or memorialize the basis for the decisions.

All such records are maintained as required by applicable laws and regulations.

                                   APPENDIX B

                      BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

                   GOVERNANCE AND NOMINATION COMMITTEE CHARTER

COMPOSITION

The Governance and Nomination Committee (the "GN Committee") shall be composed entirely of Trustees who are not "interested persons" of the Trust as such term is defined under the Investment Company Act of 1940, as amended ("Independent Trustees") of the Board of Trustees and may be comprised of one or more such Independent Trustees. The GN Committee shall designate one member as chairperson or delegate authority to designate a chairperson to the GN Committee. Members of the GN Committee shall be appointed by the Board of Trustees upon the recommendation of a majority of the Independent Trustees.

PURPOSE

The purposes of the GN Committee shall be to:

    (i) Assist the Board of Trustees in adopting fund governance practices and meeting certain "fund governance standards."

    (ii) Represent and assist the Board of Trustees in discharging its responsibility to oversee the composition of the Board;

    (iii) Assess whether it is in the best interest of the Funds' shareholders to increase or decrease the number of trustees;

    (iv) Determine and assess the qualification of potential candidates, when it is determined that additional trustees are warranted, and when there is a vacancy of one or more trustees;

    (v) Evaluate potential candidates and recommend to the Board of Trustees or shareholders a nominee to fill any such additional or vacant trustee positions (See Appendix A for procedures with respect to nominees to the Board);

    (vi) Review "best practices" in corporate governance and rule changes and developments regarding fund governance;

    (vii) Insure that any changes in trustee composition complies with any and all laws governing qualifications and number of independent trustees and the proportionality thereof to the board as a whole, through the assistance of legal counsel; and

    (viii) Review board compensation annually vis-a-vis best practices in the fund community.

POWERS AND DUTIES

To carry out its purpose, the GN Committee shall have the following duties and powers:

    (i) Reviewing workload, size, and composition of the Board of Trustees and recommending changes, as necessary;

    (ii) Monitoring regulatory developments and recommending modifications to the GN Committee's responsibilities;

    (iii) Considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and industry best practices in fund governance;

    (iv) Meet on at least an annual basis to review current needs, undertake board self-assessments and other activities as required;

    (v) Establish policies and procedures, as needed, for the engagement of outside search firms, if required to provide potential trustee candidates;

    (vi) Evaluate compensation of each Trustee taking into consideration the duties, responsibilities and risks associated with serving as a Trustee;

    (vii) Review and discuss with management succession plans and strategies for the board composition;

    (viii)   Monitor issues of "best practices" regarding fund governance;

    (ix) To report its activities to the full Board of Trustees on a regular basis and to make such recommendations with respect to the above and other matters as the GN Committee may deem necessary or appropriate; and

    (x) All the powers necessary for the Trust to comply with applicable securities laws and regulations and such other powers and duties as the Board of Trustees may, from time to time, grant or assign to the GN Committee.

OUTSIDE ADVISORS

The GN Committee shall have the authority to retain such outside counsel, experts and other advisors as it determines appropriate to assist it in the performance of its functions and shall receive appropriate funding, as determined by the GN Committee, from the Funds for payment of compensation to any such advisors.

RESPONSIBILITIES AND METHODS OF OPERATION

The GN Committee shall meet at such times and places as the GN Committee or Board of Trustees may, from time to time, determine. The GN Committee shall normally meet on at least an annual basis or as often as necessary to carry out its purpose (in each case, as practicable, prior to the meeting of the full Board of Trustees), and is empowered to hold special meetings as circumstances require. The majority of the members of the GN Committee shall constitute a quorum for the conduct of business. The vote of a majority of the members of the GN Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the GN Committee.

The GN Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to utilize Trust outside legal counsel and to retain experts at the expense of the Trust.

The GN Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records.

The GN Committee shall review this Charter as needed and recommend any changes to the full Board of Trustees.

ADOPTION

This Charter was adopted on March 30, 2009. This Charter was amended on December 19, 2013.

                                   APPENDIX A
                                   ----------

    PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, or it is determined that an additional Trustee be added to the Board, and such vacancy or addition is to be filled by an Independent Trustee, the GN Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the GN Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the GN has invited management to make such a recommendation.

Shareholder Candidates. The GN Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and
(ii) is received in a sufficiently timely manner as determined by the GN Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the GN Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the GN Committee shall consider the following: (i) the candidate's knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills, core competencies and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate's ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the GN Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the GN Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

                                     PART C
                                     ------

                                    FORM N-1A

                                OTHER INFORMATION

ITEM 28. Exhibits
         --------

(a)(1)  Certificate of Trust.(7)

(a)(2)  Agreement and Declaration of Trust.(7)

(b)     By-laws.(7)

(c) Agreement and certificates for shares are not issued. Provisions of the Declaration of Trust define the rights of holders of shares of the Registrant.

(d) Investment Advisory Agreement between Brown Capital Management Mutual Funds and Brown Capital Management, LLC, as Advisor to The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund.(9)

(e)(1)  Distribution Agreement with ALPS Distributors, Inc. and the Trust.(7)

(e)(2)  Amendment to the Distribution Agreement dated July 29, 2011.(7)

(f)     Not Applicable.

(g)(1) Custodian Agreement between Brown Capital Management Mutual Funds and Union Bank, N.A. (9)

(h)(1) Transfer Agency and Services Agreement between the Trust and ALPS Fund Services, Inc.(7)

(h)(2) Amendment to the Transfer Agency and Services Agreement dated July 29, 2011. (7)

(h)(3) Expense Limitation Agreement between Brown Capital Management Mutual Funds and Brown Capital Management, LLC with respect to The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund. (TO BE FILED BY AMENDMENT)

(h)(4) Administration, Bookkeeping, and Pricing Services Agreement between the Trust and ALPS Fund Services, Inc.(7)

(h)(5) Amendment to the Administration, Bookkeeping, and Pricing Services Agreement dated August 4, 2011.(7)

(i)(1) Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management International Equity Fund.(3)

(i)(2) Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management Mid-Cap Fund.(4)

(i)(3) Opinion of Counsel, regarding the legality of the securities being registered with respect to The Brown Capital Management Small Company Fund.(2)

(i)(4) Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel. (TO BE FILED BY AMENDMENT)

(i)(5) Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel.(7)

(j) Consent of BBD, LLP, Independent Public Accountants. (TO BE FILED BY AMENDMENT)

(k)        Not applicable.

(l)        Initial Capital Agreement.(1)

(m)        Plan of Distribution Pursuant to Rule 12b-1.(7)

(n)        Multiple Class Plan Pursuant to Rule 18f-3.(7)

(o)        Reserved.

(p)(1) Amended and Restated Code of Ethics of Brown Capital Management Mutual Funds(10)

(p)(2)     Amended and Restated Code of Ethics for Brown Capital Management,
           LLC.(10)

(p)(3)     Code of Ethics for ALPS Distributors, Inc.(7)

(q)(1)     Powers of Attorney for Jack Brinson.(8)

(q)(2)     Powers of Attorney for James Speed(8)

(q)(3)     Powers of Attorney for Cecil Flamer(7)

(q)(3)     Powers of Attorney for Keith Lee(7)

--------------------------------------------------------------------------------

1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 29, 1990 (File No. 33-37458).
2. Incorporated herein by reference to Registrant's Form 24f-2 filing filed on May 29, 1997 (File No. 33-37458).
3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 24, 1999 (File No. 33-37458).
4. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 2003(File No. 33-37458).
5. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 31, 2007 (File No. 33-37458).
6. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 2010 (File No. 33-37458).
7. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 1, 2011 (File No. 33-37458).
8. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 26, 2011 (File No. 33-37458)
9. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 30, 2012 (File No. 33-37458).
10. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 29, 2013 (File No. 33-37458).

ITEM 29. Persons Controlled by or Under Common Control with the Registrant
         -----------------------------------------------------------------

         No person is controlled by or under common control with Brown Capital Management Mutual Funds ("Registrant").

ITEM 30. Indemnification
         ---------------

         Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission.

         A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant's Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant's Bylaws and applicable law.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

         See the Prospectus section entitled "Management of the Funds -- The Investment Advisor" and the Statements of Additional Information section entitled "Management and Other Service Providers" for the activities and affiliations of the officers and directors of the investment advisor. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Registrant's advisor currently serves as advisor to numerous institutional and individual clients.

ITEM 32. Principal Underwriter
         ---------------------

   (a) ALPS Distributors, Inc. is the underwriter for The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund. ALPS Distributors, Inc. also acts as underwriter for other investment companies: ALPS ETF Trust;

       ALPS Series Trust; Ameristock Mutual Fund, Inc.; Arbitrage Funds; AQR Funds; BBH Trust; BLDRS Index Funds Trust; BPV Family of Funds; Caldwell & Orkin Funds, Inc.; Campbell Multi-Strategy Trust; Century Capital Management Team; Columbia ETF Trust; Cook & Bynum Funds Trust; CornerCap Group of Funds; The Cortina Funds, Inc.; CRM Mutual Fund Trust; Cullen Funds; SPDR Dow Jones Industrial Average ETF Trust; Drexel Hamilton Investment Partners LLC; EGA Global Shares Trust; Financial Investors Trust; Financial Investors Variable Insurance Trust; Firsthand Funds; GLG Investment Series Trust; Heartland Group, Inc.; Henssler Funds, Inc.; Holland Balanced Fund; Index IQ Trust; Index IQ ETF Trust; James Advantage Funds; Laudus Trust; Laudus Institutional Trust; Mairs & Power Funds Trust; Oak Associates Funds; Pax World Series Trust I; Pax World Series Trust II; PowerShares QQQ 100 Trust Series 1; RiverNorth Funds; Russell Exchange Traded Funds Trust; SPDR S&P 500 ETF Trust; SPDR S&P MidCap 400 ETF Trust; Select Sector SPDR Trust; Stadion Investment Trust; Stonebridge Funds, Inc.; Stone Harbor Investment Funds; Tilson Investment Trust; Transparent Value Trust; db-XExchange-Traded Funds, Inc.; Trust for Professional Managers; Wakefield Alternative Series Trust; Wasatch Funds; WesMark Funds; Westcore Trust; Whitebox Mutual Funds; Williams Capital Liquid Assets Fund; Wilmington Funds; and WisdomTree Trust.

         ALPS Distributors, Inc. is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

   (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

                                                                                               POSITIONS AND
                                                                                                  OFFICES
                                              POSITIONS AND OFFICES WITH                           WITH
NAME AND ADDRESS*                                   UNDERWRITER                                 REGISTRANT
---------------------    ----------------------------------------------------------------    ----------------
Edmund J. Burke                                      Director                                      None

Thomas A. Carter                               President, Director                                 None

Jeremy O. May                        Executive Vice President, Director                            None

Eric Parsons                    Senior Vice President, Controller, Treasurer                       None

Kevin J. Ireland            Senior Vice President, Director of Institutional Sales                 None

Mark R. Kiniry             Senior Vice President, National Sales Director - Investments            None

Bradley J. Swenson             Senior Vice President, Chief Compliance Officer                     None

Robert J. Szydlowski         Senior Vice President, Chief Technology Officer                       None

Paul F. Leone                                  Associate Counsel                                   None

Erin E. Douglas                  Vice President, Senior Associate Counsel                          None

David T. Buhler                      Vice President, Associate Counsel                             None

JoEllen Legg                            Vice President, Associate Counsel                          None

Steven Price                  Vice President, Deputy Chief Compliance Officer                      None

James Stegall                     Vice President, Institutional Sales Manager                      None

Patrick Buchanan                                 Vice President                                    None

* c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

    (c)  Not applicable

ITEM 33. Location of Accounts and Records
         --------------------------------

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant's distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant's custodian are maintained by Union Bank, N.A. at 350 California Street, 6(th) Floor, San Francisco, California 94104. Certain other books and records are maintained at the offices of the Registrant at 1201 N. Calvert Street, Baltimore, Maryland 21202.

ITEM 34. Management Services
         -------------------

         None.

ITEM 35. Undertakings
         ------------

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended ("Investment Company Act"), Registrant has duly caused this Post-Effective Amendment No. 67 to Registrant's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, and the State of Maryland on this 30(th) day of May, 2014.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

By:   /s/ Keith A. Lee
    ------------------------------
    Keith A. Lee
    Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 67 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

  /s/ Keith A. Lee          May 30, 2014         Trustee, President, and
-------------------------------------------      Principal Executive Officer
Keith A. Lee                   Date

                       *                         Trustee
-------------------------------------------
Jack E. Brinson                  Date

                       *                         Trustee, Chairman
-------------------------------------------
James H. Speed, Jr.              Date

 /s/ Cecil E. Flamer         May 30, 2014        Treasurer and Principal
-------------------------------------------      Financial Officer
Cecil E. Flamer                 Date

* By:  /s/ Keith A. Lee                          Dated: May 30, 2014
      -------------------------------------
      Keith A. Lee
      Trustee, President, Principal Executive Officer, and Attorney-in-Fact